UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,			EH1 3AN
(Address of principal executive offices)			(Zip code)

Angus NG Macdonald 1 Greenside Row Edinburgh, Scotland, UK EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registrant statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

International Equity Fund

International Choice Fund

EAFE Fund

EAFE Choice Fund

Emerging Markets Fund

Global Alpha Equity Fund

EAFE Pure Fund

Long Term Global Growth Equity Fund

Semi-Annual Report

June 30, 2014

(unaudited)

Index

Page Number
01	Fund Expenses
International Equity Fund
05	Industry Diversification Table
07	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
Financial Highlights
17	Selected Data for Class 1
18	Selected Data for Class 2
19	Selected Data for Class 3
20	Selected Data for Class 4
21	Selected Data for Class 5
International Choice Fund
22	Industry Diversification Table
24	Portfolio of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
Financial Highlights
31	Selected Data for Class 1
32	Selected Data for Class 2
33	Selected Data for Class 3
EAFE Fund
34	Industry Diversification Table
36	Portfolio of Investments
41	Statement of Assets and Liabilities
43	Statement of Operations
44	Statements of Changes in Net Assets
Financial Highlights
46	Selected Data for Class 2
47	Selected Data for Class 3
48	Selected Data for Class 4
49	Selected Data for Class 5
EAFE Choice Fund
50	Industry Diversification Table
52	Portfolio of Investments
56	Statement of Assets and Liabilities
57	Statement of Operations
58	Statements of Changes in Net Assets
Financial Highlights
59	Selected Data for Class 1
60	Selected Data for Class 2
Page Number
Emerging Markets Fund
61	Industry Diversification Table
62	Portfolio of Investments
66	Statement of Assets and Liabilities
67	Statement of Operations
68	Statements of Changes in Net Assets
Financial Highlights
69	Selected Data for Class III
Global Alpha Equity Fund
70	Industry Diversification Table
72	Portfolio of Investments
77	Statement of Assets and Liabilities
78	Statement of Operations
79	Statements of Changes in Net Assets
Financial Highlights
80	Selected Data for Class 2
81	Selected Data for Class 3
EAFE Pure Fund
82	Industry Diversification Table
83	Portfolio of Investments
86	Statement of Assets and Liabilities
87	Statement of Operations
88	Statements of Changes in Net Assets
Financial Highlights
89	Selected Data for Class 2
Long Term Global Growth Equity Fund
90	Industry Diversification Table
91	Portfolio of Investments
93	Statement of Assets and Liabilities
94	Statement of Operations
95	Statement of Changes in Net Assets
Financial Highlights
96	Selected Data for Class 2
97	Notes to Financial Statements
Supplemental Information
116	Management of the Trust
Investment Advisory Agreement Approval

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2014

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford International Choice Fund, the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund, the Baillie Gifford Emerging Markets Fund, the Baillie Gifford Global Alpha Equity Fund, the Baillie Gifford EAFE Pure Fund and the Baillie Gifford Long Term Global Growth Equity Fund (together, the "Funds"), you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2014

	Beginning Account Value 1/01/2014	Ending Account Value 6/30/14	Annualized Expense Ratios Based on the Period 1/01/14 to 6/30/14	Expenses Paid During the Period 1/01/14 to 6/30/14
Baillie Gifford International Equity — Class 1
Actual	$1,000	$1,032.10	0.78%	$3.93
Hypothetical (5% return before expenses)	$1,000	$1,020.93	0.78%	$3.91
Baillie Gifford International Equity — Class 2
Actual	$1,000	$1,033.10	0.60%	$3.02
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Baillie Gifford International Equity — Class 3
Actual	$1,000	$1,034.40	0.53%	$2.67
Hypothetical (5% return before expenses)	$1,000	$1,022.17	0.53%	$2.66
Baillie Gifford International Equity — Class 4
Actual	$1,000	$1,033.60	0.50%	$2.52
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.50%	$2.51
Baillie Gifford International Equity — Class 5
Actual	$1,000	$1,035.90	0.45%	$1.05
Hypothetical (5% return before expenses)	$1,000	$1,010.47	0.45%	$1.04
Baillie Gifford International Choice — Class 1
Actual	$1,000	$1,023.40	0.77%	$1.75
Hypothetical (5% return before expenses)	$1,000	$1,009.50	0.77%	$1.74
Baillie Gifford International Choice — Class 2
Actual	$1,000	$1,052.50	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford International Choice — Class 3
Actual	$1,000	$1,051.90	0.51%	$2.59
Hypothetical (5% return before expenses)	$1,000	$1,022.27	0.51%	$2.56
Baillie Gifford EAFE — Class 2
Actual	$1,000	$1,011.10	0.60%	$2.99
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2014

	Beginning Account Value 1/01/2014	Ending Account Value 6/30/14	Annualized Expense Ratios Based on the Period 1/01/14 to 6/30/14	Expenses Paid During the Period 1/01/14 to 6/30/14
Baillie Gifford EAFE — Class 3
Actual	$1,000	$1,011.10	0.53%	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,022.17	0.53%	$2.66
Baillie Gifford EAFE — Class 4
Actual	$1,000	$1,011.90	0.50%	$2.49
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.50%	$2.51
Baillie Gifford EAFE — Class 5
Actual	$1,000	$1,011.90	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000	$1,022.56	0.45%	$2.26
Baillie Gifford EAFE Choice — Class 1
Actual	$1,000	$1,047.60	0.85%	$4.32
Hypothetical (5% return before expenses)	$1,000	$1,020.58	0.85%	$4.26
Baillie Gifford EAFE Choice — Class 2
Actual	$1,000	$1,048.70	0.67%	$3.40
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Baillie Gifford Emerging Markets — Class III
Actual	$1,000	$1,087.20	0.75%	$3.88
Hypothetical (5% return before expenses)	$1,000	$1,021.08	0.75%	$3.76
Baillie Gifford Global Alpha Equity — Class 2
Actual	$1,000	$1,058.20	0.64%	$3.27
Hypothetical (5% return before expenses)	$1,000	$1,021.62	0.64%	$3.21
Baillie Gifford Global Alpha Equity — Class 3
Actual	$1,000	$1,057.80	0.57%	$2.91
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Baillie EAFE Pure — Class 2 *
Actual	$1,000	$1,040.00	0.66%	$1.40
Hypothetical (5% return before expenses)	$1,000	$1,009.04	0.66%	$1.38

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2014

	Beginning Account Value 1/01/2014	Ending Account Value 6/30/14	Annualized Expense Ratios Based on the Period 1/01/14 to 6/30/14	Expenses Paid During the Period 1/01/14 to 6/30/14
Baillie Gifford Long Term Global Growth Equity — Class 2 **
Actual	$1,000	$1,037.00	0.82%	$0.46
Hypothetical (5% return before expenses)	$1,000	$1,002.33	0.82%	$0.45

*  Commencement of investment operations April 15, 2014.

**  Commencement of investment operations June 10, 2014.

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended 6/30/14. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

04

Industry Diversification Table

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Equity Fund

	Value	% of Total Net Assets
Aerospace	$24,545,567	1.0%
Aerospace/Defense	39,807,613	1.5
Airlines	39,489,772	1.5
Apparel	26,090,824	1.0
Apparel Retailers	52,985,946	2.0
Asset Managers	23,355,625	0.9
Auto Manufacturers	55,194,891	2.1
Banks	209,435,090	8.1
Beverages, Food & Tobacco	82,699,710	3.2
Biotechnology	29,456,556	1.1
Chemicals	23,271,746	0.9
Clothing & Accessories	14,789,454	0.6
Commercial Services	106,534,447	4.1
Construction & Building Materials	91,932,178	3.6
Containers & Packaging	26,398,791	1.0
Distillers & Vintners	14,983,466	0.6
Distribution/Wholesale	28,034,061	1.1
Diversified Financial Services	79,262,444	3.1
Electronic & Electrical Equipment	104,715,744	4.0
Exploration & Production	30,114,809	1.2
Food Producers & Processors	78,154,068	3.0
Food Products	72,470,680	2.8
Food Retailers & Wholesalers	54,502,935	2.1
General Mining	21,543,575	0.8
General Retailers	7,915,637	0.3
Healthcare — Products	29,688,226	1.1
Industrial Engineering	21,077,260	0.8
Industrial Machinery	134,460,451	5.2
Industrial Suppliers	34,281,341	1.3
Insurance	174,515,146	6.7
Integrated Oil & Gas	22,486,524	0.9
Internet	106,915,229	4.1
Investment Companies	14,429,462	0.6
Investment Services	34,024,101	1.3
Machinery — Diversified	24,159,034	0.9
Media & Photography	105,866,804	4.1
Medical Equipment	17,261,591	0.7
Mining & Metals	71,321,470	2.8
Mobile Telecommunications	25,803,693	1.0
Oil & Gas	52,464,725	2.0

05

Industry Diversification Table

Semi-Annual Report June 30, 2014

	Value	% of Total Net Assets
Pharmaceuticals	$31,651,241	1.2%
Recreational Products	23,757,816	0.9
Retailers — General	23,472,355	0.9
Semiconductors	141,536,392	5.5
Software	20,611,397	0.8
Software & Computer Services	31,112,155	1.2
Specialized Consumer Services	33,496,703	1.3
Telecommunication Services	13,291,886	0.5
Transportation	32,118,085	1.2
Total Value of Investments	2,557,488,716	98.6
Other assets less liabilities	35,248,379	1.4
Net Assets	$2,592,737,095	100.0%

06

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 98.1%
ARGENTINA — 1.2%
MercadoLibre, Inc.	314,209	$29,975,539
AUSTRALIA — 3.1%
Brambles Ltd.	3,046,989	26,398,791
Cochlear Ltd.	296,509	17,261,591
Treasury Wine Estates Ltd.	3,172,796	14,983,466
Woolworths Ltd.	665,267	22,091,239
		80,735,087
BERMUDA — 0.6%
Seadrill Ltd.	373,601	14,806,033
BRAZIL — 0.9%
Embraer SA ADR	662,391	24,130,904
CANADA — 2.6%
Cenovus Energy, Inc.	354,663	11,496,924
Fairfax Financial Holdings Ltd.	90,368	42,871,551
Ritchie Bros. Auctioneers, Inc.	583,250	14,377,113
		68,745,588
CHINA — 5.6%
Baidu, Inc. ADR (a)	201,964	37,728,895
China Mobile Ltd.	1,368,500	13,291,886
Hang Seng Bank Ltd.	1,555,100	25,393,986
Hong Kong Exchanges and Clearing Ltd.	2,122,400	39,565,949
Sun Art Retail Group Ltd.	6,916,500	7,915,637
Want Want China Holdings Ltd.	15,431,000	22,214,161
		146,110,514
DENMARK — 3.6%
DSV A/S	984,964	32,118,085
Novo Nordisk A/S, B Shares	685,790	31,651,241
Novozymes A/S, B Shares	587,293	29,456,556
		93,225,882

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
FINLAND — 1.5%
Sampo Oyj, A Shares	768,222	$38,835,479
FRANCE — 5.3%
Compagnie Generale d'Optique Essillor International SA	280,141	29,688,226
Edenred	685,833	20,797,177
Kone Oyj, B Shares	1,139,720	47,521,843
Lafarge SA	445,956	38,779,977
		136,787,223
GERMANY — 7.0%
Brenntag AG	130,261	23,271,746
Continental AG	166,609	38,521,799
Deutsche Boerse AG	511,984	39,696,495
MTU Aero Engines AG	170,700	15,676,709
SAP AG	403,767	31,112,155
Sky Deutschland AG (a)	3,479,826	32,064,593
		180,343,497
INDIA — 0.6%
IDFC, Ltd.	6,421,969	14,429,462
IRELAND — 3.6%
CRH Plc.	871,752	22,347,834
James Hardie Industries Plc. SE CDI	2,361,235	30,804,367
Ryanair Holdings Plc. ADR (a)	707,702	39,489,772
		92,641,973
JAPAN — 9.5%
FANUC Corp.	139,900	24,159,034
Fast Retailing Co., Ltd.	79,200	26,090,824
Japan Exchange Group, Inc.	1,380,500	34,024,101
Rakuten, Inc.	2,590,800	33,496,703
Shimano, Inc.	214,100	23,757,816
SMC Corp.	129,800	34,781,430
Tokyo Electron Ltd.	305,900	20,848,409
Toyota Tsusho Corp.	974,200	28,034,061
Trend Micro, Inc.	625,500	20,611,397
		245,803,775

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
NETHERLANDS — 2.9%
Heineken Holding NV	508,272	$33,401,141
Unilever NV CVA	840,789	36,803,930
Yandex NV, Class A (a)	150,250	5,354,910
		75,559,981
PERU — 0.8%
Credicorp Ltd.	134,776	20,953,625
PORTUGAL — 0.3%
Galp Energia, SGPS, SA	477,745	8,756,883
RUSSIA — 1.8%
Magnit OJSC GDR Reg S	549,944	32,411,696
Sberbank of Russia ADR	1,488,930	15,044,634
		47,456,330
SINGAPORE — 1.6%
United Overseas Bank Ltd.	2,275,204	41,141,911
SOUTH AFRICA — 3.3%
Massmart Holdings Ltd.	983,469	12,212,687
Naspers Ltd., N Shares	626,808	73,802,211
		86,014,898
SOUTH KOREA — 5.6%
Hyundai Mobis	59,368	16,673,092
NAVER Corp.	41,089	33,855,885
Samsung Electronics Co., Ltd.	53,167	69,433,420
SK Telecom Co., Ltd.	110,388	25,803,693
		145,766,090
SPAIN — 1.6%
Inditex SA	263,072	40,488,071
SWEDEN — 5.2%
Atlas Copco AB, B Shares	1,954,520	52,157,178
Svenska Handelsbanken AB, A Shares	1,235,465	60,413,700
Volvo AB, B Shares	1,531,041	21,077,260
		133,648,138

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
SWITZERLAND — 2.8%
Nestle SA	935,263	$72,470,680
TAIWAN — 3.7%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,216,325	21,388,561
Taiwan Semiconductor Manufacturing Co., Ltd.	17,709,000	74,936,444
		96,325,005
TURKEY — 0.7%
BIM Birlesik Magazalar A/S	834,084	19,135,977
UNITED KINGDOM — 22.3%
Amlin Plc.	3,687,822	29,517,471
Antofagasta Plc.	1,172,755	15,320,742
ARM Holdings Plc.	3,042,638	45,751,539
ASOS Plc. (a)	246,780	12,497,875
BG Group Plc.	1,065,648	22,486,524
BHP Billiton Plc.	662,699	21,543,575
British American Tobacco Plc.	828,520	49,298,569
Burberry Group Plc.	582,700	14,789,454
Capita Plc.	2,036,258	39,892,689
Experian Plc.	1,862,523	31,467,468
Hargreaves Lansdown Plc.	1,103,172	23,355,625
Petrofac Ltd.	846,142	17,404,885
Premier Farnell Plc.	3,987,052	13,893,763
Prudential Plc.	1,934,385	44,319,345
Rio Tinto Plc.	1,037,166	56,000,728
Rolls-Royce Holdings Plc. (a)	1,343,443	24,545,567
St James's Place Plc.	1,456,237	18,971,300
Standard Chartered Plc.	1,559,851	31,883,323
Tullow Oil Plc.	2,064,259	30,114,809
Wolseley Plc.	625,791	34,281,341
		577,336,592
UNITED STATES — 0.4%
PriceSmart, Inc.	129,362	11,259,668
Total Common Stocks
(cost $1,915,862,921)		2,542,884,805

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
PREFERRED STOCKS — 0.5%
BRAZIL — 0.5%
Itau Unibanco Holding SA ADR (cost $14,551,384)	1,015,571	$14,603,911
TOTAL INVESTMENTS — 98.6%
(cost $1,930,414,305)		2,557,488,716
Other assets less liabilities — 1.4%		35,248,379
NET ASSETS — 100.0%		2,592,737,095

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

CDI  —  Chess Depositary Interest.

CVA  —  Certificate Van Aandelen (Bearer).

GDR  —  Global Depositary Receipt.

Reg S  —  is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $1,930,414,305)	$2,557,488,716
Cash	27,369,223
Foreign cash, at value (cost $305,665)	308,087
Receivable for investments sold	18,753,022
Dividends receivable	2,668,712
Tax reclaims receivable	2,123,427
Capital shares sold	18,036
Total Assets	2,608,729,223
LIABILITIES
Capital shares payable	9,018,036
Payable for investments purchased	3,513,623
Management fee payable	1,596,172
Servicing fee payable	1,305,040
Trustee fee payable	15,769
Accrued expenses	543,488
Total Liabilities	15,992,128
NET ASSETS	$2,592,737,095
COMPOSITION OF NET ASSETS
Paid-in capital	$1,953,616,447
Undistributed net investment income	29,026,585
Accumulated net realized loss on investments and foreign currency transactions	(17,039,644)
Net unrealized appreciation in value of investments and foreign currencies	627,133,707
$2,592,737,095
NET ASSET VALUE, PER SHARE
Class 1 ($27,702,009 / 2,270,271 shares outstanding), unlimited authorized, no par value	$12.20
Maximum purchase price per share (Note D)	$12.22
Minimum redemption price per share (Note D)	$12.18
Class 2 ($578,091,644 / 47,454,108 shares outstanding), unlimited authorized, no par value	$12.18
Maximum purchase price per share (Note D)	$12.20
Minimum redemption price per share (Note D)	$12.16
Class 3 ($1,295,783,196 / 105,029,565 shares outstanding), unlimited authorized, no par value	$12.34
Maximum purchase price per share (Note D)	$12.36
Minimum redemption price per share (Note D)	$12.32

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

Class 4 ($375,545,536 / 29,773,003 shares outstanding), unlimited authorized, no par value	$12.61
Maximum purchase price per share (Note D)	$12.64
Minimum redemption price per share (Note D)	$12.59
Class 5 ($315,614,710 / 24,867,726 shares outstanding), unlimited authorized, no par value	$12.69
Maximum purchase price per share (Note D)	$12.72
Minimum redemption price per share (Note D)	$12.67

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2014

For the Six Months Ended June 30, 2014 (unaudited)
Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4,836,333)	$38,297,552
Interest	127
Total Investment Income	38,297,679
EXPENSES
Management fee (Note B)	3,110,456
Shareholder servicing fees — Class 1 Shares (Note B)	59,997
Shareholder servicing fees — Class 2 Shares (Note B)	678,724
Shareholder servicing fees — Class 3 Shares (Note B)	1,323,783
Shareholder servicing fees — Class 4 Shares (Note B)	418,429
Shareholder servicing fees — Class 5 Shares (Note B)	85,733
Fund accounting	536,029
Custody	196,146
Legal	112,512
Trustees' fees	38,629
Professional fees	33,620
Transfer agency	19,640
Insurance	15,221
Miscellaneous	21,474
Total Expenses	6,650,393
Net Investment Income	31,647,286
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	13,988,890
Foreign currency transactions	(36,775)
13,952,115
Net change in unrealized appreciation (depreciation) on:
Investments	36,611,809
Translation of assets and liabilities in foreign currencies	3,985
36,615,794
Net realized and unrealized gain on investments and foreign currency transactions	50,567,909
NET INCREASE IN NET ASSETS FROM OPERATIONS	$82,215,195

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$31,647,286	$39,350,100
Net realized gain (loss) from investments, in-kind and foreign currency transactions	13,952,115	(9,043,353)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	36,615,794	298,702,832
Net increase in net assets from operations	82,215,195	329,009,579
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(453,185)
Class 2	—	(10,361,979)
Class 3	—	(20,845,482)
Class 4	—	(10,043,073)
Class 5	—	—
Total Dividends	—	(41,703,719)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	255,949	681,659
Class 2	136,831,273	91,672,424
Class 3	211,296,010	276,657,991
Class 4	54,835,000	49,900,000
Class 5	304,629,645	—
Purchase premiums:
Class 1	3,361	9,434
Class 2	61,072	102,972
Class 3	165,804	160,708
Class 4	68,055	81,798
Class 5	14,479	—
Redemption fees:
Class 1	2,839	2,939
Class 2	48,823	32,530
Class 3	142,552	49,264
Class 4	58,599	25,715
Class 5	6,985	—
Dividends reinvested:
Class 1	—	177,440
Class 2	—	10,361,979
Class 3	—	20,845,482
Class 4	—	10,043,073
Class 5	—	—
Cost of shares redeemed:
Class 1	(625,006)	(41,887,651)
Class 2	(211,341,047)	(226,837,755)
Class 3	(225,910,493)	(26,039,059)
Class 4	(304,629,645)	(35,218,367)
Class 5	—	—
(Decrease) Increase in Net Assets from Transactions in Shares of Beneficial Interest	(34,085,745)	130,822,576
Total Increase in Net Assets	48,129,450	418,128,436

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

NET ASSETS
Beginning of period	2,544,607,645	2,126,479,209
End of period (including undistributed (distributions in excess of) net investment income of $29,026,585 and ($2,620,701) respectively)	$2,592,737,095	$2,544,607,645

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford International Equity Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value, beginning of period	$11.82		$10.42	$8.65		$9.97	$8.86	$6.07
From Investment Operations
Net investment income(a)	0.13		0.18	0.21		0.17	0.12	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25		1.39	1.70		(1.38)	1.15	2.70
Net increase (decrease) in net asset value from investment operations	0.38		1.57	1.91		(1.21)	1.27	2.86
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.17)	(0.15)		(0.11)	(0.17)	(0.08)
Distributions from net realized gain on investments	—		—	—		(0.01)	—	—
Total Dividends and Distributions	—		(0.17)	(0.15)		(0.12)	(0.17)	(0.08)
Proceeds from Purchase Premiums and Redemption Fees(a)	0.00	(b)	0.00 (b)	0.01		0.01	0.01	0.01
Net asset value, end of period	$12.20		$11.82	$10.42		$8.65	$9.97	$8.86
Total Return
Total investment return based on net asset value(c)	3.21%		15.10%	22.17%		(12.07)%	14.44%	47.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$27,702		$27,187	$61,940		$63,868	$72,366	$64,512
Ratio of net expenses to average net assets	0.78	%*	0.79%	0.80	%(e)	0.84%	0.86%	0.93	%(d)
Ratio of net expenses to average net assets, before waiver	0.78	%*	0.79%	0.83	%(e)	0.84%	0.86%	0.94	%(d)
Ratio of net investment income to average net assets	2.31	%*	1.65%	2.19%		1.72%	1.36%	2.17%
Portfolio turnover rate	7%		16%	13%		11%	24%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.90% for Class 1 Shares.

(e)  Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford International Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value, beginning of period	$11.79		$10.39	$8.63		$9.95	$8.84	$6.07
From Investment Operations
Net investment income(a)	0.14		0.19	0.22		0.16	0.13	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25		1.40	1.69		(1.36)	1.15	2.80
Net increase (decrease) in net asset value from investment operations	0.39		1.59	1.91		(1.20)	1.28	2.89
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.19)	(0.16)		(0.12)	(0.18)	(0.13)
Distributions from net realized gain on investments	—		—	—		(0.01)	—	—
Total Dividends and Distributions	—		(0.19)	(0.16)		(0.13)	(0.18)	(0.13)
Proceeds from Purchase Premiums and Redemption Fees(a)	0.00	(b)	0.00 (b)	0.01		0.01	0.01	0.01
Net asset value, end of period	$12.18		$11.79	$10.39		$8.63	$9.95	$8.84
Total Return
Total investment return based on net asset value(c)	3.31%		15.35%	22.33%		(11.94)%	14.65%	47.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$578,092		$637,144	$682,452		$831,065	$447,232	$214,722
Ratio of net expenses to average net assets	0.60	%*	0.61%	0.62	%(e)	0.67%	0.68%	0.70	%(d)
Ratio of net expenses to average net assets, before waiver	0.60	%*	0.61%	0.64	%(e)	0.67%	0.68%	0.70	%(d)
Ratio of net investment income to average net assets	2.43	%*	1.72%	2.27%		1.74%	1.43%	1.12%
Portfolio turnover rate	7%		16%	13%		11%	24%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.72% for Class 1 Shares.

(e)  Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford International Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Period September 1, 2010(a) through December 31, 2010
Net asset value, beginning of period	$11.93		$10.52	$8.73		$10.06	$8.53
From Investment Operations
Net investment income(b)	0.15		0.19	0.17		0.17	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26		1.42	1.78		(1.37)	1.69
Net increase (decrease) in net asset value from investment operations	0.41		1.61	1.95		(1.20)	1.71
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.20)	(0.17)		(0.13)	(0.19)
Distributions from net realized gain on investments	—		—	—		(0.01)	—
Total Dividends and Distributions	—		(0.20)	(0.17)		(0.14)	(0.19)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.01		0.01	0.01
Net asset value, end of period	$12.34		$11.93	$10.52		$8.73	$10.06
Total Return
Total investment return based on net asset value(d)	3.44%		15.34%	22.50%		(11.85)%	20.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,295,783		$1,268,490	$862,591		$367,327	$154,209
Ratio of net expenses to average net assets	0.53	%*	0.54%	0.56	%(e)	0.60%	0.61%*
Ratio of net expenses to average net assets, before waiver	0.53	%*	0.54%	0.58	%(e)	0.60%	0.61%*
Ratio of net investment income to average net assets	2.55	%*	1.75%	1.71%		1.75%	0.76%*
Portfolio turnover rate	7%		16%	13%		11%	24%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford International Equity Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Period July 30, 2010(a) through December 31, 2010
Net asset value, beginning of period	$12.20		$10.75	$8.92		$10.28	$9.00
From Investment Operations
Net investment income(b)	0.15		0.20	0.22		0.20	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26		1.45	1.77		(1.43)	1.42
Net increase (decrease) in net asset value from investment operations	0.41		1.65	1.99		(1.23)	1.46
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.20)	(0.17)		(0.13)	(0.19)
Distributions from net realized gain on investments	—		—	—		(0.01)	—
Total Dividends and Distributions	—		(0.20)	(0.17)		(0.14)	(0.19)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.01		0.01	0.01
Net asset value, end of period	$12.61		$12.20	$10.75		$8.92	$10.28
Total Return
Total investment return based on net asset value(d)	3.36%		15.42%	22.51%		(11.86)%	16.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$375,546		$611,786	$519,496		$17,024	$20,955
Ratio of net expenses to average net assets	0.50	%*	0.51%	0.53	%(e)	0.56%	0.58%*
Ratio of net expenses to average net assets, before waiver	0.50	%*	0.51%	0.54	%(e)	0.56%	0.58%*
Ratio of net investment income to average net assets	2.51	%*	1.77%	2.20%		2.03%	0.97%*
Portfolio turnover rate	7%		16%	13%		11%	24%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford International Equity Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Period April 8, 2014(a) through June 30, 2014 (unaudited)
Net asset value, beginning of period	$12.25
From Investment Operations
Net investment income(b)	0.09
Net realized and unrealized gain on investments and foreign currency transactions	0.35
Net increase in net asset value from investment operations	0.44
Proceeds from Purchase Premiums and Redemption Fees(b)	0.00	(c)
Net asset value, end of period	$12.69
Total Return
Total investment return based on net asset value(d)	3.59%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$315,615
Ratio of net expenses to average net assets	0.45	%*
Ratio of net expenses to average net assets, before waiver	0.45	%*
Ratio of net investment income to average net assets	3.03	%*
Portfolio turnover rate	7%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Choice Fund

	Value	% of Total Net Assets
Apparel Retailers	$10,807,096	2.7%
Asset Managers	9,385,952	2.3
Auto Manufacturers	5,140,854	1.3
Banks	37,528,884	9.3
Beverages, Food & Tobacco	4,645,548	1.2
Biotechnology	4,849,872	1.2
Brewers	13,248,300	3.3
Building Materials & Fixtures	5,005,476	1.2
Bus, Train & Employment	5,039,451	1.3
Business Support Services	4,169,258	1.0
Commercial Vehicles & Trucks	4,500,216	1.1
Containers & Packaging	4,214,335	1.0
Distillers & Vintners	2,804,204	0.7
Diversified Industrials	5,341,062	1.3
Drug Retailers	734,638	0.2
Electrical Components & Equipment	3,534,563	0.9
Electronic & Electrical Equipment	6,389,220	1.6
Electronic Equipment	4,108,099	1.0
Food Products	14,894,809	3.7
Food Retailers & Wholesalers	10,795,741	2.7
Footwear	2,639,942	0.7
Gambling	6,186,451	1.5
General Mining	8,512,196	2.1
Healthcare — Products	2,233,381	0.6
Holding Companies — Diversified	2,609,533	0.7
Industrial Machinery	28,910,600	7.2
Integrated Oil & Gas	13,944,549	3.5
Internet	6,893,289	1.7
Investment Companies	2,183,723	0.5
Media & Photography	7,869,584	2.0
Media Agencies	5,241,461	1.3
Medical Equipment	12,987,128	3.3
Nondurable Household Products	7,534,112	1.9
Nonlife Insurance	6,942,742	1.7
Oil Equipment & Services	3,944,502	1.0
Personal Products	2,860,520	0.7
Pharmaceuticals	22,206,142	5.5
Property & Casualty Insurance	7,434,337	1.9
Recreational Products	8,244,772	2.1
Restaurants & Bars	3,533,650	0.9

Industry Diversification Table

Semi-Annual Report June 30, 2014

	Value	% of Total Net Assets
Retailers — General	$10,367,646	2.6%
Semiconductors	16,677,696	4.1
Soft Drinks	5,008,921	1.2
Speciality Chemicals	6,908,599	1.7
Speciality Finance	22,448,973	5.6
Specialized Consumer Services	10,199,381	2.5
Tobacco	3,574,373	0.9
Total Value of Investments	395,235,781	98.4
Other assets less liabilities	6,358,371	1.6
Net Assets	$401,594,152	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 7.0%
Aristocrat Leisure Ltd.	826,189	$4,093,839
Brambles Ltd.	486,425	4,214,335
Cochlear Ltd.	129,439	7,535,431
Mesoblast Ltd. (a)	359,292	1,512,208
Seek Ltd.	336,994	5,039,451
Treasury Wine Estates Ltd.	593,799	2,804,204
Woolworths Ltd.	92,745	3,079,744
		28,279,212
CHINA — 4.7%
Baidu, Inc. ADR (a)	36,900	6,893,289
Cafe de Coral Holdings Ltd.	680,298	2,295,277
Jardine Strategic Holdings Ltd.	73,000	2,609,533
Mindray Medical International Ltd. ADR	70,901	2,233,381
Tsingtao Brewery Co. Ltd., Class H	594,057	4,645,548
		18,677,028
DENMARK — 5.2%
Carlsberg A/S, B Shares	78,397	8,443,653
Novo Nordisk A/S, B Shares	193,778	8,943,429
Novozymes A/S, B Shares	66,545	3,337,664
		20,724,746
FRANCE — 3.0%
BioMerieux	6,210	669,214
Kone Oyj, B Shares	103,362	4,309,789
Legrand SA	57,716	3,534,563
Total SA	47,947	3,468,951
		11,982,517
GERMANY — 0.7%
adidas AG	26,108	2,639,942
HONG KONG — 1.3%
BOC Hong Kong Holdings Ltd.	854,040	2,474,209
Li & Fung Ltd.	1,931,218	2,860,520
		5,334,729

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
INDIA — 1.3%
Mahindra & Mahindra Ltd. GDR	266,711	$5,140,854
ISRAEL — 0.3%
Protalix BioTherapeutics, Inc. (a)	329,319	1,202,014
ITALY — 2.3%
CNH Industrial NV (a)	438,579	4,500,216
EXOR SpA	112,391	4,610,560
		9,110,776
JAPAN — 13.0%
Asahi Group Holdings Ltd.	153,000	4,804,647
Kao Corp.	191,300	7,534,112
MS&AD Insurance Group Holdings, Inc.	307,600	7,434,337
Olympus Corp. (a)	139,000	4,782,484
Rakuten, Inc.	511,200	6,609,354
Sankyo Co., Ltd.	54,400	2,092,612
Shimano, Inc.	74,300	8,244,772
SMC Corp.	14,900	3,992,629
SUGI Holdings Co., Ltd.	16,100	734,638
THK Co., Ltd.	251,600	5,931,600
		52,161,185
MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV, Series V	1,025,900	2,750,283
NEW ZEALAND — 0.9%
Trade Me Ltd.	1,178,556	3,590,027
PHILIPPINES — 0.6%
Puregold Price Club, Inc.	2,569,500	2,554,011
SINGAPORE — 3.1%
Jardine Matheson Holdings Ltd.	90,000	5,341,062
United Overseas Bank Ltd.	401,011	7,251,376
		12,592,438

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
SOUTH AFRICA — 2.7%
Clicks Group Ltd.	463,598	$2,768,075
Naspers Ltd., N Shares	66,837	7,869,584
		10,637,659
SOUTH KOREA — 3.4%
Samsung Electronics Co., Ltd. GDR Reg S	10,513	6,786,651
Samsung Fire & Marine Insurance Co., Ltd.	27,278	6,942,742
		13,729,393
SPAIN — 3.9%
Corporacion Financiera Alba SA	33,550	2,183,723
Distribuidora Internacional de Alimentacion SA	838,310	7,715,997
Inditex SA	38,115	5,866,085
		15,765,805
SWEDEN — 8.7%
Atlas Copco AB, B Shares	275,773	7,359,117
Investment AB Kinnevik, B Shares	308,623	13,149,944
Investor AB, B Shares	125,122	4,688,469
Svenska Handelsbanken AB, A Shares	196,531	9,610,280
		34,807,810
SWITZERLAND — 8.6%
Geberit AG	14,269	5,005,476
Mettler-Toledo International, Inc. (a)	16,226	4,108,099
Nestle SA	95,113	7,370,017
Roche Holding AG — Genusschein	40,478	12,060,699
Schindler Holding AG, Participating Certificates	24,842	3,773,390
UBS AG (a)	129,432	2,373,073
		34,690,754
TAIWAN — 3.3%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	960,785	6,389,220
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	325,141	6,954,766
		13,343,986
TURKEY — 1.3%
Turkiye Garanti Bankasi A/S ADR	1,328,694	5,248,341

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
UNITED KINGDOM — 20.4%
ASOS Plc. (a)	97,564	$4,941,011
BG Group Plc.	496,444	10,475,598
BHP Billiton Plc.	148,721	4,834,747
Hargreaves Lansdown Plc.	443,333	9,385,952
Imagination Technologies Group Plc. (a)	814,900	2,936,279
Imperial Tobacco Group Plc.	79,452	3,574,373
Intertek Group Plc.	88,675	4,169,258
John Wood Group Plc.	286,079	3,944,502
Johnson Matthey Plc.	130,289	6,908,599
Kazakhmys Plc. (a)	706,612	3,677,449
Mitchells & Butlers Plc. (a)	530,107	3,533,650
Rightmove Plc.	142,990	5,241,461
Standard Chartered Plc.	358,790	7,333,660
Unilever Plc.	166,003	7,524,792
Weir Group Plc. (The)	79,096	3,544,074
		82,025,405
UNITED STATES — 1.2%
Coca-Cola Enterprises, Inc.	104,833	5,008,921
Total Common Stocks
(cost $353,894,426)		391,997,836
PREFERRED STOCKS — 0.8%
BRAZIL — 0.8%
Itau Unibanco Holding SA ADR (cost $2,898,141)	225,170	3,237,945
TOTAL INVESTMENTS — 98.4%
(cost $356,792,567)		395,235,781
Other assets less liabilities — 1.6%		6,358,371
NET ASSETS — 100.0%		401,594,152

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford International Choice Fund

ASSETS
Investments, at value (cost $356,792,567)	$395,235,781
Cash	2,989,379
Foreign cash, at value (cost $3,108,181)	3,134,440
Receivable for investments sold	609,915
Dividends receivable	270,962
Tax reclaims receivable	204,451
Total Assets	402,444,928
LIABILITIES
Payable for investments purchased	324,155
Servicing fee payable	251,552
Management fee payable	244,861
Trustee fee payable	371
Accrued expenses	29,837
Total Liabilities	850,776
NET ASSETS	$401,594,152
COMPOSITION OF NET ASSETS
Paid-in capital	$357,030,792
Undistributed net investment income	3,139,148
Accumulated net realized gain on investments and foreign currency transactions	2,950,268
Net unrealized appreciation in value of investments and foreign currencies	38,473,944
$401,594,152
NET ASSET VALUE, PER SHARE
Class 1 ($17,350,070 / 1,365,731 shares outstanding), unlimited authorized, no par value	$12.70
Maximum purchase price per share (Note D)	$12.73
Minimum redemption price per share (Note D)	$12.68
Class 2 ($268,750,129 / 20,930,428 shares outstanding), unlimited authorized, no par value	$12.84
Maximum purchase price per share (Note D)	$12.87
Minimum redemption price per share (Note D)	$12.82
Class 3 ($115,493,953 / 8,902,390 shares outstanding), unlimited authorized, no par value	$12.97
Maximum purchase price per share (Note D)	$13.00
Minimum redemption price per share (Note D)	$12.95

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2014

For the Six Months Ended June 30, 2014 (unaudited)
Baillie Gifford International Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $621,682)	$4,808,235
Interest	81
Total Investment Income	4,808,316
EXPENSES
Management fee (Note B)	449,820
Shareholder servicing fees — Class 1 Shares (Note B)	17,256
Shareholder servicing fees — Class 2 Shares (Note B)	326,619
Shareholder servicing fees — Class 3 Shares (Note B)	110,247
Fund accounting	43,324
Custody	34,156
Legal	10,943
Transfer agency	6,238
Professional fees	2,473
Trustees' fees	2,417
Insurance	1,203
Miscellaneous	2,846
Total Expenses	1,007,542
Net Investment Income	3,800,774
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	3,115,313
Foreign currency transactions	40,351
3,155,664
Net change in unrealized appreciation on:
Investments	15,811,670
Translation of assets and liabilities in foreign currencies	24,364
15,836,034
Net realized and unrealized gain on investments and foreign currency transactions	18,991,698
NET INCREASE IN NET ASSETS FROM OPERATIONS	$22,792,472

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

Baillie Gifford International Choice Fund

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,800,774	$1,453,133
Net realized gain (loss) from investments and foreign currency transactions	3,155,664	(163,305)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	15,836,034	21,874,998
Net increase in net assets from operations	22,792,472	23,164,826
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(1,243,112)
Class 3	—	(897,173)
Total Dividends	—	(2,140,285)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	16,949,000	—
Class 2	83,102,298	156,103,614
Class 3	—	101,519,199
Purchase premiums:
Class 1	2,204	—
Class 2	158,176	140,612
Class 3	72,187	141,798
Redemption fees:
Class 2	927	—
Class 3	576	—
Dividends reinvested:
Class 2	—	1,243,112
Class 3	—	897,173
Cost of shares redeemed:
Class 1	—	(26,363,614)
Class 2	(1,001,502)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	99,283,866	233,681,894
Total Increase in Net Assets	122,076,338	254,706,435
NET ASSETS
Beginning of period	279,517,814	24,811,379
End of period (including undistributed (distributions in excess of) net investment income of $3,139,148 and ($661,626), respectively)	$401,594,152	$279,517,814

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford International Choice Fund
Selected data for a Class 1 Share outstanding throughout the period:

	For the Period April 10, 2014(a) through June 30, 2014 (unaudited)
Net asset value, beginning of period	$12.41
From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized gain on investments and foreign currency transactions	0.24
Net increase in net asset value from investment operations	0.29
Net asset value, end of period	$12.70
Total Return
Total investment return based on net asset value(c)	2.34%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,350
Ratio of net expenses to average net assets	0.77	%*
Ratio of net investment income to average net assets	1.95	%*
Portfolio turnover rate	6	%**

*  Annualized.

**  Calculated for the period ended ended June 30, 2014.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford International Choice Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Period April 9, 2013(a) through December 31, 2013
Net asset value, beginning of period	$12.20		$11.00
From Investment Operations
Net investment income(b)	0.13		0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.50		1.19
Net increase in net asset value from investment operations	0.63		1.27
Dividends to Shareholders
Dividends from net investment income	—		(0.09)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.01		0.02
Net asset value, end of period	$12.84		$12.20
Total Return
Total investment return based on net asset value(c)	5.25%		11.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$268,750		$169,778
Ratio of net expenses to average net assets, before waiver	0.58	%*	0.67	%*
Ratio of net expenses to average net assets, after waiver	0.58	%*	0.66	%*
Ratio of net investment income to average net assets	2.13	%*	0.98	%*
Portfolio turnover rate	6%		11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford International Choice Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Period May 1, 2013(a) through December 31, 2013
Net asset value, beginning of period	$12.33		$11.50
From Investment Operations
Net investment income(b)	0.13		0.09
Net realized and unrealized gain on investments and foreign currency transactions	0.50		0.82
Net increase in net asset value from investment operations	0.63		0.91
Dividends to Shareholders
Dividends from net investment income	—		(0.10)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.01		0.02
Net asset value, end of period	$12.97		$12.33
Total Return
Total investment return based on net asset value(c)	5.19%		8.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$115,494		$109,740
Ratio of net expenses to average net assets, before waiver	0.51	%*	0.58	%*
Ratio of net expenses to average net assets, after waiver	0.51	%*	0.58	%*
Ratio of net investment income to average net assets	2.08	%*	1.10	%*
Portfolio turnover rate	6%		11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Fund

	Value	% of Total Net Assets
Aerospace	$62,734,445	2.6%
Aerospace/Defense	24,573,487	1.0
Apparel Retailers	90,842,004	3.7
Auto Manufacturers	109,748,454	4.5
Banks	323,059,796	13.2
Beverages, Food & Tobacco	26,923,780	1.1
Biotechnology	62,881,919	2.6
Broadcasting & Entertainment	11,957,821	0.5
Broadline Retailers	47,297,504	1.9
Building Materials & Fixtures	25,214,704	1.0
Business Support Services	40,051,507	1.6
Chemicals	59,836,014	2.4
Computers	11,900,844	0.5
Construction & Building Materials	32,544,194	1.3
Diversified Financial Services	58,925,531	2.4
Diversified Industrials	30,507,161	1.3
Energy — Alternate Sources	6,473,320	0.3
Engineering & Machinery	48,386,018	2.0
Food & Drug Retailers	13,608,911	0.6
Food Producers & Processors	14,486,609	0.6
Food Retailers & Wholesalers	35,216,236	1.4
General Financial	14,194,405	0.6
General Retailers	10,739,839	0.4
Healthcare — Products	42,251,677	1.7
Industrial Engineering	17,043,599	0.7
Industrial Machinery	124,784,948	5.1
Insurance	69,793,933	2.9
Internet	326,226,316	13.3
Life Insurance	70,124,515	2.9
Media	12,300,679	0.5
Media & Photography	20,916,573	0.9
Medical Equipment	8,378,050	0.3
Mining & Metals	30,159,211	1.2
Personal Goods	49,776,272	2.0
Personal products	62,721,754	2.6
Pharmaceuticals	62,249,410	2.5

Industry Diversification Table

Semi-Annual Report June 30, 2014

	Value	% of Total Net Assets
Retailers — General	$11,820,569	0.5%
Semiconductors	103,072,034	4.2
Speciality Finance	55,115,761	2.3
Specialized Consumer Services	84,205,721	3.4
Telecommunication Services	90,724,274	3.7
Toys/Games/Hobbies	6,468,218	0.3
Total Value of Investments	2,410,238,017	98.5
Other assets less liabilities	37,888,318	1.5
Net Assets	$2,448,126,335	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 97.0%
ARGENTINA — 1.0%
MercadoLibre, Inc.	250,300	$23,878,620
AUSTRALIA — 1.6%
Cochlear Ltd.	143,913	8,378,050
Fortescue Metals Group Ltd.	7,302,199	30,159,211
		38,537,261
BRAZIL — 0.5%
BM&FBovespa SA	2,103,200	11,070,476
CHILE — 0.5%
Sociedad Quimica y Minera de Chile SA ADR	443,100	12,987,261
CHINA — 14.7%
AIA Group Ltd.	13,956,200	70,124,515
Baidu, Inc. ADR (a)	665,446	124,311,967
Hong Kong Exchanges and Clearing Ltd.	1,192,101	22,223,241
New Oriental Education & Technology Group Inc., Class ADR	817,100	21,710,347
Tencent Holdings Ltd.	7,255,000	110,370,663
Youku Tudou, Inc. ADR (a)	501,166	11,957,821
		360,698,554
DENMARK — 4.4%
Chr. Hansen Holding A/S	318,100	13,396,127
Novo Nordisk A/S, B Shares	1,348,763	62,249,410
Novozymes A/S, B Shares	643,490	32,275,200
		107,920,737
FRANCE — 5.8%
Compagnie Generale d'Optique Essillor International SA	295,066	31,269,918
Kering	215,605	47,297,504
L'Oreal SA	364,282	62,721,754
		141,289,176
GERMANY — 2.4%
Aixtron SE NA (a)	789,310	11,455,864
HeidelbergCement AG	199,875	17,030,945

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
SMA Solar Technology AG (a)	172,524	$6,473,320
Volkswagen AG	89,829	23,167,675
		58,127,804
INDIA — 0.5%
Housing Development Finance Corp. (a)	797,100	13,160,129
IRELAND — 0.6%
James Hardie Industries Plc. SE CDI	1,189,131	15,513,249
ITALY — 5.1%
Fiat SpA (a)	6,242,061	61,543,679
UniCredit SpA	7,493,951	62,659,723
		124,203,402
JAPAN — 11.0%
Don Quijote Co., Ltd.	192,500	10,739,839
Gree, Inc.	1,335,800	11,713,587
M3, Inc.	772,600	12,300,679
Rakuten, Inc.	4,833,700	62,495,374
Sanrio Co., Ltd.	222,600	6,468,218
SBI Holdings, Inc.	1,158,200	14,194,405
SMC Corp.	179,100	47,991,942
SoftBank Corp.	1,217,400	90,724,274
Yaskawa Electric Corp.	1,055,000	12,789,210
		269,417,528
NETHERLANDS — 1.2%
ASML Holding NV	185,552	17,304,837
Gemalto NV	114,646	11,900,844
		29,205,681
NORWAY — 0.9%
Schibsted ASA	402,117	20,916,573
PERU — 0.9%
Credicorp Ltd.	142,389	22,137,218
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	992,137	16,312,259

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
RUSSIA — 1.0%
Magnit OJSC GDR Reg S	260,091	$15,328,816
Mail.ru Group Ltd. GDR Reg S (a)	274,238	9,649,607
		24,978,423
SINGAPORE — 0.5%
Singapore Exchange Ltd.	2,236,000	12,471,685
SOUTH KOREA — 2.6%
Celltrion, Inc. (a)	374,360	17,210,592
NAVER Corp.	56,194	46,301,871
		63,512,463
SPAIN — 9.0%
Banco Popular Espanol SA	10,900,804	72,821,431
Banco Santander SA	4,593,748	48,001,289
Distribuidora Internacional de Alimentacion SA	2,160,683	19,887,420
Inditex SA	521,856	80,316,198
		221,026,338
SWEDEN — 10.3%
Alfa Laval AB	1,184,742	30,507,161
Atlas Copco AB, A Shares	2,216,876	64,003,795
Elekta AB, B Shares	864,644	10,981,759
Investment AB Kinnevik, B Shares	1,293,541	55,115,762
Sandvik AB	1,656,412	22,621,916
Svenska Handelsbanken AB, A Shares	1,047,443	51,219,506
Volvo AB, B Shares	1,238,038	17,043,599
		251,493,498
SWITZERLAND — 6.5%
ABB Ltd. (a)	1,119,675	25,764,102
Compagnie Financiere Richemont SA	475,013	49,776,272
Geberit AG	71,879	25,214,704
Swatch Group AG (The)	19,604	11,820,569
Syngenta AG	126,807	46,848,753
		159,424,400
TAIWAN — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	572,906	12,254,459

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
TURKEY — 1.1%
BIM Birlesik Magazalar A/S	631,431	$14,486,609
Turkiye Garanti Bankasi A/S	3,250,459	12,729,404
		27,216,013
UNITED KINGDOM — 13.7%
Aggreko Plc.	1,418,606	40,051,507
ARM Holdings Plc.	4,127,000	62,056,874
ASOS Plc. (a)	207,840	10,525,806
British American Tobacco Plc.	178,339	10,611,521
Meggitt Plc.	2,838,237	24,573,487
Ocado Group Plc. (a)	2,142,915	13,608,911
Prudential Plc.	3,046,262	69,793,933
Rolls-Royce Holdings Plc. (a)	3,433,620	62,734,445
Standard Chartered Plc.	2,020,826	41,305,643
		335,262,127
Total Common Stocks
(cost $1,535,282,024)		2,373,015,334
PREFERRED STOCKS — 1.5%
BRAZIL — 0.5%
Itau Unibanco Holding SA ADR	847,398	12,185,583
GERMANY — 1.0%
Porsche Automobil Holding SE	240,805	25,037,100
Total Preferred Stocks
(cost $23,406,981)		37,222,683
TOTAL INVESTMENTS — 98.5%
(cost $1,558,689,005)		2,410,238,017
Other assets less liabilities — 1.5%		37,888,318
NET ASSETS — 100.0%		2,448,126,335

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

CDI  —  Chess Depositary Interest.

GDR  —  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Fund

Reg S  —  is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $1,558,689,005)	$2,410,238,017
Cash	23,683,386
Foreign cash, at value (cost $11,408,932)	11,537,777
Receivable for investments sold	8,370,824
Tax reclaims receivable	2,229,110
Dividends receivable	921,406
Total Assets	2,456,980,520
LIABILITIES
Payable for investments purchased	5,543,531
Management fee payable	1,513,293
Servicing fee payable	1,171,880
Payable for deferred Indian capital gains tax	92,437
Trustee fee payable	10,687
Accrued expenses	522,357
Total Liabilities	8,854,185
NET ASSETS	$2,448,126,335
COMPOSITION OF NET ASSETS
Paid-in capital	$1,540,027,829
Undistributed net investment income	7,019,281
Accumulated net realized gain on investments and foreign currency transactions (net of deferred Indian capital gains tax)	49,449,065
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gains tax)	851,630,160
$2,448,126,335
NET ASSET VALUE, PER SHARE
Class 2 ($835,138,003 / 65,633,498 shares outstanding), unlimited authorized, no par value	$12.72
Maximum purchase price per share (Note D)	$12.75
Minimum redemption price per share (Note D)	$12.70
Class 3 ($531,248,500 / 41,655,132 shares outstanding), unlimited authorized, no par value	$12.75
Maximum purchase price per share (Note D)	$12.78
Minimum redemption price per share (Note D)	$12.73

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

Class 4 ($222,956,308 / 17,457,311 shares outstanding), unlimited authorized, no par value	$12.77
Maximum purchase price per share (Note D)	$12.80
Minimum redemption price per share (Note D)	$12.75
Class 5 ($858,783,524 / 67,151,371 shares outstanding), unlimited authorized, no par value	$12.79
Maximum purchase price per share (Note D)	$12.82
Minimum redemption price per share (Note D)	$12.77

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2014

For the Six Months Ended June 30, 2014 (unaudited)
Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,793,939)	$31,459,288
Interest	351
Total Investment Income	31,459,639
EXPENSES
Management fee (Note B)	3,000,331
Shareholder servicing fees — Class 1 Shares (Note B)	3,864
Shareholder servicing fees — Class 2 Shares (Note B)	1,121,618
Shareholder servicing fees — Class 3 Shares (Note B)	517,447
Shareholder servicing fees — Class 4 Shares (Note B)	184,018
Shareholder servicing fees — Class 5 Shares (Note B)	500,268
Fund accounting	525,970
Custody	181,700
Legal	112,529
Trustees' fees	32,812
Professional fees	31,403
Transfer agency	17,990
Insurance	14,362
Miscellaneous	20,635
Total Expenses	6,264,947
Net Investment Income	25,194,692
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	69,236,930
Foreign currency transactions	326,845
69,563,775
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred Indian capital gains tax of $91,034)	(67,255,189)
Translation of assets and liabilities in foreign currencies	100,238
(67,154,951)
Net realized and unrealized gain on investments and foreign currency transactions	2,408,824
NET INCREASE IN NET ASSETS FROM OPERATIONS	$27,603,516

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,194,692	$26,733,348
Net realized gain from investments and foreign currency transactions	69,563,775	48,569,137
Net change in unrealized (depreciation) appreciation on investments and translation of assets and liabilities in foreign currencies	(67,154,951)	481,943,330
Net increase in net assets from operations	27,603,516	557,245,815
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(233,655)
Class 2	—	(8,729,182)
Class 3	—	(5,941,859)
Class 4	—	(2,487,636)
Class 5	—	(10,105,932)
Total Dividends	—	(27,498,264)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	22	—
Class 2	30,658,516	47,777,796
Class 3	2,346,938	217,132,949
Class 4	—	201,540,630
Class 5	—	49,900,000
Purchase premiums:
Class 1	—	2,951
Class 2	6,955	51,231
Class 3	4,295	36,622
Class 4	1,796	1,789
Class 5	6,916	47,607
Redemption fees:
Class 1	—	8,131
Class 2	26,317	147,441
Class 3	16,466	105,792
Class 4	6,904	4,975
Class 5	26,590	125,165
Dividends reinvested:
Class 1	—	233,655
Class 2	—	7,780,515
Class 3	—	5,941,859
Class 4	—	2,487,636
Class 5	—	10,105,932
Cost of shares redeemed:
Class 1	(26,371,416)	(27,717,996)
Class 2	(32,754,758)	(360,935,125)
Class 3	(7,011,519)	(318,740,539)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(33,035,978)	(163,960,984)
Total (Decrease) Increase in Net Assets	(5,432,462)	365,786,567

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

NET ASSETS
Beginning of period	2,453,558,797	2,087,772,230
End of period (including undistributed (distributions in excess of) net investment income of $7,019,281 and ($18,175,411), respectively)	$2,448,126,335	$2,453,558,797

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Fund
Selected data for a Class 2 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value, beginning of period	$12.58	$9.88	$8.40	$9.70	$8.44	$5.85
From Investment Operations
Net investment income(a)	0.13	0.13	0.11	0.13	0.10	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	2.70	1.47	(1.27)	1.29	2.60
Net increase (decrease) in net asset value from investment operations	0.14	2.83	1.58	(1.14)	1.39	2.67
Dividends to Shareholders
Dividends from net investment income	—	(0.13)	(0.10)	(0.16)	(0.14)	(0.09)
Proceeds from Purchase Premiums and Redemption Fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01	0.01
Net asset value, end of period	$12.72	$12.58	$9.88	$8.40	$9.70	$8.44
Total Return
Total investment return based on net asset value(c)	1.11%	28.69%	18.78%	(11.70)%	16.60%	45.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$835,138	$828,208	$936,352	$682,295	$923,723	$499,797
Ratio of net expenses to average net assets	0.60%	0.61%	0.61%	0.60%	0.62%	0.65	%(d)
Ratio of net investment income to average net assets	2.03%	1.21%	1.20%	1.33%	1.14%	0.95%
Portfolio turnover rate	7%	15%	18%	11%	13%	9%

(a)  Calculated based upon average shares outstanding during the period.

(b)  Rounds to less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.80% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Fund
Selected data for a Class 3 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011		For the Period April 19, 2010(b) through December 31, 2010	For the Period Jaunary 1, 2009(a) through January 5, 2009(a)
Net asset value, beginning of period	$12.61		$9.90		$8.42		$9.72		$8.87	$5.86
From Investment Operations
Net investment income(c)	0.13		0.14		0.12		0.13		0.08	(0.00	)(d)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01		2.71		1.46		(1.26)		0.91	0.17
Net increase (decrease) in net asset value from investment operations	0.14		2.85		1.58		(1.13)		0.99	0.17
Dividends to Shareholders
Dividends from net investment income	—		(0.14)		(0.10)		(0.17)		(0.15)	—
Proceeds from Purchase Premiums and Redemption Fees(c)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	0.01	—
Net asset value, end of period	$12.75		$12.61		$9.90		$8.42		$9.72	$6.03	(a)
Total Return
Total investment return based on net asset value(e)	1.11%		28.83%		18.82%		(11.61)%		11.25%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$531,249		$530,001		$490,822		$502,187		$139,344	$—	(a)
Ratio of net expenses to average net assets	0.53%		0.54%		0.54%		0.54%		0.56%*	0.57	%*
Ratio of net investment income to average net assets	2.09%		1.30%		1.26%		1.35%		1.26%*	(0.21	)%*
Portfolio turnover rate	7%		15%		18%		11%		13%	9%

*  Annualized.

(a)  Class had no sharesholders from Janaury 6, 2009 to April 18, 2010. All shares of this class were redeemed at $6.03 on Janaury 5, 2009. New shares were issued at $8.87 on April 19, 2010.

(b)  Recommencement of Operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Rounds to less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Fund
Selected data for a Class 4 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)	For the Period October 10, 2013(a) through December 31, 2013
Net asset value, beginning of period	$12.62	$11.68
From Investment Operations
Net investment income(b)	0.13	0.00	(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.02	1.08
Net increase in net asset value from investment operations	0.15	1.08
Dividends to Shareholders
Dividends from net investment income	—	(0.14)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.00 (c)	0.00	(c)
Net asset value, end of period	$12.77	$12.62
Total Return
Total investment return based on net asset value(d)	1.19%	9.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$222,956	$220,388
Ratio of net expenses to average net assets	0.54%	0.52	%*
Ratio of net investment income to average net assets	2.30%	0.03	%*
Portfolio turnover rate	7%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Fund
Selected data for a Class 5 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013	For the Period July 18, 2012(a) through December 31, 2012
Net asset value, beginning of period	$12.64	$9.92	$8.67
From Investment Operations
Net investment income(b)	0.13	0.14	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.02	2.73	1.33
Net increase in net asset value from investment operations	0.15	2.87	1.36
Dividends to Shareholders
Dividends from net investment income	—	(0.15)	(0.11)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.00 (c)	0.00 (c)	0.00	(c)
Net asset value, end of period	$12.79	$12.64	$9.92
Total Return
Total investment return based on net asset value(d)	1.19%	28.97%	15.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$858,784	$848,681	$616,590
Ratio of net expenses to average net assets	0.45%	0.46%	0.46	%*
Ratio of net investment income to average net assets	2.17%	1.28%	0.70	%*
Portfolio turnover rate	7%	15%	18%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Rounds to less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Choice Fund

	Value	% of Total Net Assets
Apparel Retailers	$3,419,298	2.2%
Asset Managers	3,592,077	2.3
Auto Manufacturers	2,085,555	1.4
Banks	14,490,961	9.4
Beverages, Food & Tobacco	1,626,122	1.1
Biotechnology	2,483,685	1.6
Brewers	5,479,033	3.6
Building Materials & Fixtures	2,041,970	1.3
Bus, Train & Employment	2,586,391	1.7
Business Support Services	1,895,972	1.2
Commercial Vehicles & Trucks	1,797,525	1.2
Containers & Packaging	1,496,350	1.0
Distillers & Vintners	1,135,997	0.7
Electrical Components & Equipment	1,884,863	1.2
Electronic & Electrical Equipment	1,775,637	1.2
Electronic Equipment	1,978,095	1.3
Food & Drug Retailers	885,216	0.6
Food Products	6,114,493	4.0
Food Retailers & Wholesalers	3,469,299	2.2
Footwear	1,477,611	1.0
Gambling	2,118,970	1.4
General Industrials	2,302,591	1.5
General Mining	3,093,454	2.0
Healthcare — Products	1,245,920	0.8
Holding Companies — Diversified	711,366	0.5
Industrial Machinery	12,324,084	8.0
Integrated Oil & Gas	6,378,079	4.1
Internet	1,830,738	1.2
Investment Companies	1,295,784	0.8
Media & Photography	1,826,311	1.2
Media Agencies	1,941,126	1.3
Medical Equipment	4,989,866	3.2
Nondurable Household Products	2,374,840	1.5
Nonlife Insurance	2,065,413	1.3
Oil Equipment & Services	2,382,497	1.5
Personal Products	1,417,185	0.9
Pharmaceuticals	5,212,235	3.4

Industry Diversification Table

Semi-Annual Report June 30, 2014

	Value	% of Total Net Assets
Pharmaceuticals & Biotechnology	$3,522,902	2.3%
Property & Casualty Insurance	3,132,282	2.0
Recreational Products	2,907,309	1.9
Restaurants & Bars	1,741,425	1.1
Retailers — General	2,133,287	1.4
Semiconductors	4,905,211	3.2
Soft Drinks	2,210,781	1.4
Speciality Chemicals	2,982,137	1.9
Speciality Finance	8,351,357	5.4
Specialized Consumer Services	3,724,154	2.4
Tobacco	1,788,176	1.2
Total Value of Investments	152,625,630	99.0
Other assets less liabilities	1,558,334	1.0
Net Assets	$154,183,964	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 7.1%
Aristocrat Leisure Ltd.	262,280	$1,299,620
Brambles Ltd.	172,711	1,496,350
Cochlear Ltd.	46,406	2,701,575
Mesoblast Ltd. (a)	140,640	591,933
Seek Ltd.	172,955	2,586,391
Treasury Wine Estates Ltd.	240,551	1,135,997
Woolworths Ltd.	33,488	1,112,022
		10,923,888
CHINA — 4.2%
Baidu, Inc. ADR (a)	9,800	1,830,738
Cafe de Coral Holdings Ltd.	299,702	1,011,173
Jardine Strategic Holdings Ltd.	19,900	711,366
Mindray Medical International Ltd. ADR	39,553	1,245,920
Tsingtao Brewery Co. Ltd., Class H	207,943	1,626,122
		6,425,319
DENMARK — 5.7%
Carlsberg A/S, B Shares	30,724	3,309,091
Novo Nordisk A/S, B Shares	76,331	3,522,902
Novozymes A/S, B Shares	37,717	1,891,752
		8,723,745
FRANCE — 4.3%
BioMerieux	1,982	213,588
Kone Oyj, B Shares	49,474	2,062,871
Legrand SA	30,778	1,884,863
Total SA	34,028	2,461,916
		6,623,238
GERMANY — 1.0%
adidas AG	14,613	1,477,611
HONG KONG — 1.6%
BOC Hong Kong Holdings Ltd.	343,960	996,474
Li & Fung Ltd.	956,782	1,417,185
		2,413,659

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
INDIA — 1.3%
Mahindra & Mahindra Ltd. GDR	108,200	$2,085,555
ISRAEL — 0.3%
Protalix BioTherapeutics, Inc. (a)	136,836	499,451
ITALY — 2.3%
CNH Industrial NV (a)	175,182	1,797,525
EXOR SpA	43,048	1,765,937
		3,563,462
JAPAN — 13.4%
Asahi Group Holdings Ltd.	69,100	2,169,942
Kao Corp.	60,300	2,374,840
MS&AD Insurance Group Holdings, Inc.	129,600	3,132,282
Olympus Corp. (a)	60,300	2,074,703
Rakuten, Inc.	178,700	2,310,430
Sankyo Co., Ltd.	21,300	819,350
Shimano, Inc.	26,200	2,907,309
SMC Corp.	6,400	1,714,955
SUGI Holdings Co., Ltd.	19,400	885,216
THK Co., Ltd.	99,400	2,343,407
		20,732,434
NEW ZEALAND — 0.9%
Trade Me Ltd.	464,106	1,413,724
SINGAPORE — 3.3%
Jardine Matheson Holdings Ltd.	38,800	2,302,591
United Overseas Bank Ltd.	152,162	2,751,505
		5,054,096
SOUTH AFRICA — 1.9%
Clicks Group Ltd.	187,932	1,122,114
Naspers Ltd., N Shares	15,511	1,826,311
		2,948,425

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
SOUTH KOREA — 2.3%
Samsung Electronics Co., Ltd. GDR Reg S	2,287	$1,476,370
Samsung Fire & Marine Insurance Co., Ltd.	8,115	2,065,413
		3,541,783
SPAIN — 3.4%
Corporacion Financiera Alba SA	19,908	1,295,784
Distribuidora Internacional de Alimentacion SA	256,108	2,357,277
Inditex SA	10,717	1,649,399
		5,302,460
SWEDEN — 8.8%
Atlas Copco AB, B Shares	105,600	2,817,980
Investment AB Kinnevik, B Shares	118,267	5,039,172
Investor AB, B Shares	41,265	1,546,248
Svenska Handelsbanken AB, A Shares	86,642	4,236,756
		13,640,156
SWITZERLAND — 10.2%
Geberit AG	5,821	2,041,970
Mettler-Toledo International, Inc. (a)	7,813	1,978,095
Nestle SA	49,004	3,797,171
Roche Holding AG — Genusschein	15,817	4,712,784
Schindler Holding AG, Participating Certificates	11,103	1,686,497
UBS AG (a)	81,074	1,486,453
		15,702,970
TAIWAN — 2.7%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	267,013	1,775,637
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	112,359	2,403,359
		4,178,996
TURKEY — 0.9%
Turkiye Garanti Bankasi A/S	346,065	1,355,255
UNITED KINGDOM — 21.1%
ASOS Plc. (a)	34,948	1,769,899
BG Group Plc.	185,589	3,916,163
BHP Billiton Plc.	66,279	2,154,653
Hargreaves Lansdown Plc.	169,667	3,592,077

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
Imagination Technologies Group Plc. (a)	284,600	$1,025,482
Imperial Tobacco Group Plc.	39,748	1,788,176
Intertek Group Plc.	40,325	1,895,972
John Wood Group Plc.	172,793	2,382,497
Johnson Matthey Plc.	56,240	2,982,137
Kazakhmys Plc. (a)	180,388	938,801
Mitchells & Butlers Plc. (a)	261,243	1,741,425
Rightmove Plc.	52,955	1,941,126
Standard Chartered Plc.	114,467	2,339,703
Unilever Plc.	51,122	2,317,322
Weir Group Plc. (The)	37,904	1,698,374
		32,483,807
UNITED STATES — 1.4%
Coca-Cola Enterprises, Inc.	46,270	2,210,781
Total Common Stocks
(cost $125,316,823)		151,300,815
PREFERRED STOCKS — 0.9%
BRAZIL — 0.9%
Itau Unibanco Holding SA ADR (cost $1,197,895)	92,129	1,324,815
TOTAL INVESTMENTS — 99.0%
(cost $126,514,718)		152,625,630
Other assets less liabilities — 1.0%		1,558,334
NET ASSETS — 100.0%		154,183,964

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $126,514,718)	$152,625,630
Cash	1,199,372
Foreign cash, at value (cost $109,661)	110,087
Dividends receivable	90,488
Tax reclaims receivable	328,348
Receivable for investments sold	54,318
Total Assets	154,408,243
LIABILITIES
Servicing fee payable	91,996
Management fee payable	76,612
Trustee fee payable	776
Accrued expenses	54,895
Total Liabilities	224,279
NET ASSETS	$154,183,964
COMPOSITION OF NET ASSETS
Paid-in capital	$130,844,103
Undistributed net investment income	224,810
Accumulated net realized loss on investments and foreign currency transactions	(3,005,726)
Net unrealized appreciation in value of investments and foreign currencies	26,120,777
$154,183,964
NET ASSET VALUE, PER SHARE
Class 1 ($20,958,232 / 1,536,225 shares outstanding), unlimited authorized, no par value	$13.64
Maximum purchase price per share (Note D)	$13.67
Minimum redemption price per share (Note D)	$13.62
Class 2 ($133,225,732 / 9,673,492 shares outstanding), unlimited authorized, no par value	$13.77
Maximum purchase price per share (Note D)	$13.80
Minimum redemption price per share (Note D)	$13.75

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2014

For the Six Months Ended June 30, 2014 (unaudited)
Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $210,002)	$1,524,874
Interest	52
Total Investment Income	1,524,926
EXPENSES
Management fee (Note B)	146,959
Shareholder servicing fees — Class 1 Shares (Note B)	45,157
Shareholder servicing fees — Class 2 Shares (Note B)	131,622
Fund accounting	55,181
Custody	13,704
Legal	6,660
Transfer agency	6,421
Trustees' fees	1,851
Professional fees	1,780
Insurance	684
Miscellaneous	1,175
Total Expenses	411,194
Net Investment Income	1,113,732
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	6,073,085
Foreign currency transactions	(6,287)
6,066,798
Net change in unrealized appreciation (depreciation) on:
Investments	(1,567,019)
Translation of assets and liabilities in foreign currencies	1,222
(1,565,797)
Net realized and unrealized gain on investments and foreign currency transactions	4,501,001
NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,614,733

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,113,732	$1,961,406
Net realized gain from investments, in-kind and foreign currency transactions	6,066,798	16,129,228
Net change in unrealized (depreciation) appreciation on investments and translation of assets and liabilities in foreign currencies	(1,565,797)	7,327,743
Net increase in net assets from operations	5,614,733	25,418,377
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(509,094)
Class 2	—	(2,998,953)
Total Dividends	—	(3,508,047)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	19,159,986
Class 2	56,684,491	29,551,683
Class 3	—	90,951,574
Purchase premiums:
Class 1	23,464	6,680
Class 2	146,600	31,967
Redemption fees:
Class 1	9,570	—
Class 2	36,768	40,517
Class 3	—	14,152
Dividends reinvested:
Class 1	—	509,094
Class 2	—	2,998,953
Cost of shares redeemed:
Class 2	(23,269,175)	(107,856,932)
Class 3	—	(125,975,781)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	33,631,718	(90,568,107)
Total Increase (Decrease) in Net Assets	39,246,451	(68,657,777)
NET ASSETS
Beginning of period	114,937,513	183,595,290
End of period (including undistributed (distributions in excess of) net investment income of $224,810 and ($888,922) respectively)	$154,183,964	$114,937,513

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Choice Fund
Selected data for a Class 1 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Period December 17, 2013(a) through December 31, 2013
Net asset value, beginning of period	$13.02		$12.80
From Investment Operations
Net investment income(b)	0.12		0.00	(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.48		0.56
Net increase in net asset value from investment operations	0.60		0.56
Dividends to Shareholders
Dividends from net investment income	—		(0.34)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.02		0.00	(c)
Net asset value, end of period	$13.64		$13.02
Total Return
Total investment return based on net asset value(d)	4.76%		4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20,958		$19,995
Ratio of net expenses to average net assets	0.85	%*	0.27	%*
Ratio of net investment income to average net assets	1.77	%*	0.61	%*
Portfolio turnover rate	21%		25%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Choice Fund
Selected data for a Class 2 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010(b)	For the Period December 17, 2009(a) through December 31, 2009
Net asset value, beginning of period	$13.13	$11.19	$9.45	$11.24	$10.15	$10.00
From Investment Operations
Net investment income(c)	0.12	0.17	0.23	0.21	0.13	0.00	(d)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.50	2.19	1.83	(1.64)	1.37	0.15
Net increase (decrease) in net asset value from investment operations	0.62	2.36	2.06	(1.43)	1.50	0.15
Change in NAV During Period of Inactivity(b)	—	—	—	—	(0.28)	—

Dividends and distributions to Shareholders

Dividends from net investment income	—		(0.43)	(0.32)	(0.21)	(0.14)	(0.00	)(d)
Distributions from net realized gain on investments	—		—	—	(0.17)	—	—
Total Dividends and Distributions	—		(0.43)	(0.32)	(0.38)	(0.14)	(0.00	)(d)
Proceeds from Purchase Premiums and Redemption Fees(c)	0.02		0.01	0.00 (d)	0.02	0.01	—
Net asset value, end of period	$13.77		$13.13	$11.19	$9.45	$11.24	$10.15
Total Return
Total investment return based on net asset value(e)	4.87%		21.20%	21.81%	(12.54)%	15.22%	1.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$133,226		$94,942	$156,038	$115,242	$46,487	$30,454
Ratio of net expenses to average net assets	0.67	%*	0.67%	0.64%	0.65%	0.71%*	0.82	%*
Ratio of net investment income to average net assets	1.92	%*	1.41%	2.23%	1.97%	1.53%*	0.41	%*
Portfolio turnover rate	21%		25%	21%	46%	20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  For the periods January 1, 2010 to January 15, 2010 and March 25, 2010 to December 31, 2010. Class had no shareholders from January 16, 2010 to March 24, 2010. All shares of this class were redeemed at $10.48 on January 15, 2010. New shares were issued at $10.20 on March 25, 2010

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Emerging Markets Fund

	Value	% of Total Net Assets
Aerospace/Defense	$10,162,768	1.9%
Auto Manufacturers	30,052,778	5.7
Automobiles & Parts	2,888,093	0.5
Banks	33,748,781	6.4
Beverages	2,009,998	0.4
Broadcasting & Entertainment	3,688,756	0.7
Broadline Retailers	7,868,760	1.5
Commercial Vehicles & Trucks	4,893,855	0.9
Commodity Chemicals	9,906,732	1.9
Computers	6,049,246	1.2
Construction & Building Materials	5,681,915	1.1
Diversified Financial Services	13,828,711	2.6
Diversified Industrials	3,605,052	0.7
Electronic & Electrical Equipment	47,893,979	9.1
Energy — Alternate Sources	3,865,641	0.7
Food Producers & Processors	6,616,312	1.3
Heavy Construction	3,140,825	0.6
Household Goods	7,723,910	1.5
Industrial Engineering	5,735,924	1.1
Insurance	18,457,428	3.5
Internet	43,575,672	8.3
Investment Companies	3,763,546	0.7
Leisure Goods	11,534,071	2.2
Media & Photography	10,650,908	2.0
Nonlife Insurance	7,577,116	1.4
Oil & Gas	68,688,116	13.1
Oil & Gas Producers	8,209,557	1.6
Oil Equipment & Services	2,477,091	0.5
Retailers — General	13,211,587	2.5
Semiconductors	35,544,536	6.8
Software	27,164,317	5.2
Software & Computer Services	8,443,334	1.6
Technology Hardware & Equipment	32,778,203	6.2
Transportation	11,003,115	2.1
Travel & Leisure	3,287,618	0.6
Travel & Tourism	1,313,300	0.2
Total Value of Investments	517,041,551	98.3
Other assets less liabilities	8,943,529	1.7
Net Assets	$525,985,080	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 94.7%
ARGENTINA — 0.7%
MercadoLibre, Inc.	39,900	$3,806,460
BRAZIL — 3.2%
Embraer SA ADR	278,967	10,162,768
JBS SA	1,941,400	6,616,312
		16,779,080
CAYMAN ISLANDS — 1.0%
GCL-Poly Energy Holdings Ltd. (a)	11,564,000	3,865,641
Qunar Cayman Islands Ltd. ADR (a)	46,000	1,313,300
		5,178,941
CHILE — 1.0%
Cia Cervecerias Unidas SA ADR	85,824	2,009,998
Latam Airlines Group SA ADR (a)	244,979	3,287,618
		5,297,616
CHINA — 19.6%
Beijing Enterprises Holdings Ltd.	401,500	3,800,555
China Petroleum & Chemical Corp., Class H	18,810,000	17,883,470
China Taiping Insurance Holdings Co., Ltd. (a)	1,401,000	2,508,996
CNOOC Ltd.	4,221,000	7,587,949
Dongfeng Motor Group Co., Ltd., Class H	1,452,000	2,600,727
Geely Automobile Holdings Ltd.	8,200,000	2,888,093
Haier Electronics Group Co., Ltd.	2,955,300	7,723,910
JD.com, Inc. ADR (a)	276,000	7,868,760
Kunlun Energy Co., Ltd.	2,576,000	4,246,696
Lenovo Group Ltd.	4,428,000	6,049,246
PetroChina Co., Ltd., Class H	6,526,000	8,209,557
Sohu.com, Inc. (a)	112,772	6,505,817
Tencent Holdings Ltd.	1,120,000	17,038,614
Youku Tudou, Inc. ADR (a)	154,600	3,688,756
ZTE Corp., Class H	2,292,800	4,518,991
		103,120,137
COLOMBIA — 0.5%
Bancolombia SA ADR	49,000	2,832,200

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
EGYPT — 1.2%
Commercial International Bank Egypt SAE	436,357	$2,181,197
Egyptian Financial Group — Hermes Holding SAE (a)	1,981,031	4,255,100
		6,436,297
INDIA — 14.4%
Axis Bank Ltd.	115,658	3,691,889
HCL Technologies Ltd.	366,876	9,154,695
Housing Development Finance Corp. (a)	244,500	4,036,697
IDFC, Ltd.	1,675,002	3,763,546
Infosys Ltd.	79,200	4,272,637
Just Dial Ltd. (a)	86,459	2,100,499
Mahindra & Mahindra Ltd.	712,824	13,618,488
Oracle Financial Services Software Ltd. (a)	32,800	1,707,950
Reliance Industries Ltd.	671,944	11,345,287
Shriram Transport Finance Co. Ltd.	367,900	5,536,914
Tech Mahindra Ltd.	455,560	16,301,672
		75,530,274
MALAYSIA — 1.4%
Public Bank Bhd	1,175,400	7,167,688
MEXICO — 2.2%
Cemex SAB de CV ADR, Participating Certificates (a)	429,472	5,681,915
Corp. GEO SAB de CV, Series B (a)*	3,528,000	0
Wal-Mart de Mexico SAB de CV, Series V	2,125,460	5,698,038
		11,379,953
NETHERLANDS — 0.4%
Yandex NV, Class A (a)	56,900	2,027,916
PANAMA — 0.9%
Copa Holdings SA, Class A	32,566	4,642,935
RUSSIA — 1.7%
Sberbank of Russia ADR	891,137	9,004,339
SINGAPORE — 0.5%
China Oilfield Services Ltd., Class H	1,030,000	2,477,091

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
SOUTH AFRICA — 2.0%
Naspers Ltd., N Shares	90,459	$10,650,908
SOUTH KOREA — 21.8%
Cheil Industries, Inc.	51,960	3,605,052
Daelim Industrial Co., Ltd.	37,700	3,140,825
Dongbu Insurance Co. Ltd.	42,470	2,182,098
E-Mart Co., Ltd.	22,464	5,151,890
Fila Korea Ltd.	24,865	2,361,659
Hankook Tire Co., Ltd.	44,802	2,672,933
Hyundai Glovis Co., Ltd.	23,877	6,360,180
Hyundai Marine & Fire Insurance Co., Ltd.	156,960	4,476,252
Hyundai Mipo Dockyard	33,800	4,893,855
Hyundai Mobis	17,196	4,829,378
Hyundai Wia Corp.	32,675	6,331,252
Interpark Corp.	192,200	2,070,198
LG Chem Ltd.	31,300	9,153,613
NAVER Corp.	13,478	11,105,396
NCSoft Corp.	17,140	3,091,469
NHN Entertainment Corp. (a)	31,496	2,439,346
Samsung Electronics Co., Ltd.	13,644	17,818,376
Samsung Fire & Marine Insurance Co., Ltd.	21,197	5,395,018
SK Hynix, Inc. (a)	363,600	17,459,296
		114,538,086
TAIWAN — 17.7%
Advanced Semiconductor Engineering, Inc.	2,083,000	2,699,159
Advantech Co., Ltd.	417,000	3,561,390
Airtac International Group	244,000	2,627,448
Asustek Computer, Inc.	359,000	4,012,162
China Life Insurance Co., Ltd.	12,433,232	11,472,180
Delta Electronics, Inc.	1,283,000	9,344,275
Hiwin Technologies Corp.	252,000	3,108,476
Hon Hai Precision Industry Co., Ltd.	3,325,622	11,149,365
Largan Precision Co. Ltd.	114,000	9,094,725
MediaTek, Inc.	498,000	8,423,815
Novatek Microelectronics Corp.	656,000	3,226,364
Taiwan Semiconductor Manufacturing Co., Ltd.	5,771,310	24,421,562
		93,140,921
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
TURKMENISTAN — 4.5%
Dragon Oil Plc.	2,272,204	$23,824,159
Total Common Stocks
(cost $385,589,502)		497,835,001
PREFERRED STOCKS — 3.6%
BRAZIL — 1.6%
Banco Bradesco SA	596,781	8,670,138
SOUTH KOREA — 2.0%
LG Chem Ltd.	3,949	753,119
Samsung Electronics Co., Ltd.	9,144	9,581,963
		10,335,082
Total Preferred Stocks
(cost $13,000,751)		19,005,220
RIGHTS — 0.0%
MALAYSIA — 0.0%
Public Bank Bhd (a), expiring on 8/18/14 (cost $0)	117,540	201,330
TOTAL INVESTMENTS — 98.3%
(cost $398,590,254)		517,041,551
Other assets less liabilities — 1.7%		8,943,529
NET ASSETS — 100.0%		525,985,080

(a)  Non-income producing security.

*  Security is being fair valued by the Advisor's valuation committee.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $398,590,254)	$517,041,551
Cash	8,336,297
Foreign cash, at value (cost $282,212)	283,153
Dividends receivable	965,483
Receivable for Indian capital gains tax refund	162,825
Total Assets	526,789,309
LIABILITIES
Management fee payable	527,412
Servicing fee payable	107,943
Trustee fee payable	3,364
Accrued expenses	165,510
Total Liabilities	804,229
NET ASSETS	$525,985,080
COMPOSITION OF NET ASSETS
Paid-in capital	$421,154,381
Undistributed net investment income	1,741,010
Accumulated net realized loss on investments and foreign currency transactions (net of deferred Indian capital gains tax)	(15,279,217)
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gains tax)	118,368,906
$525,985,080
NET ASSET VALUE, PER SHARE
Class III ($525,985,080 / 28,904,829 shares outstanding), unlimited authorized, no par value	$18.20
Maximum purchase price per share (Note D)	$18.24
Minimum redemption price per share (Note D)	$18.17

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2014

For the Six Months Ended June 30, 2014 (unaudited)
Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $370,378)	$2,953,311
Total Investment Income	2,953,311
EXPENSES
Management fee (Note B)	969,293
Shareholder servicing fees — Class II Shares (Note B)	8,207
Shareholder servicing fees — Class III Shares (Note B)	190,576
Fund accounting	130,929
Custody	107,769
Legal	18,846
Professional fees	8,426
Trustees' fees	6,673
Transfer agency	4,963
Insurance	2,941
Miscellaneous	3,206
Total Expenses	1,451,829
Net Investment Income	1,501,482
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of Indian capital gains tax $2,125)	(611,861)
Foreign currency transactions	(217,941)
(829,802)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred Indian capital gains tax of $597,563)	36,747,324
Translation of assets and liabilities in foreign currencies	(40,330)
36,706,994
Net realized and unrealized gain on investments and foreign currency transactions	35,877,192
NET INCREASE IN NET ASSETS FROM OPERATIONS	$37,378,674

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,501,482	$3,606,959
Net realized (loss) gain from investments and foreign currency transactions	(829,802)	716,445
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	36,706,994	3,172,597
Net increase in net assets from operations	37,378,674	7,496,001
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class II	—	(880,017)
Class III	—	(5,538,846)
Total Dividends	—	(6,418,863)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class II	9,232,443	47,294,135
Class III	186,487,716	—
Purchase premiums:
Class II	9,615	—
Class III	470,589	—
Redemption fees:
Class II	643	34,688
Class III	59,169	285,790
Dividends reinvested:
Class II	—	880,017
Class III	—	4,102,273
Cost of shares redeemed:
Class II	(59,760,469)	—
Class III	(16,328,088)	(175,485,293)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	120,171,618	(122,888,390)
Total Increase (Decrease) in Net Assets	157,550,292	(121,811,252)
NET ASSETS
Beginning of period	368,434,788	490,246,040
End of period (undistributed net investment income of $1,741,010 and $239,528, respectively)	$525,985,080	$368,434,788

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford Emerging Markets Fund
Selected data for a Class III Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value, beginning of period	$16.74		$16.40	$14.60	$18.71	$16.49	$8.47
From Investment Operations
Net investment income(a)	0.06		0.14	0.19	0.18	0.13	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.38		0.48	1.82	(3.94)	3.09	8.21
Net increase (decrease) in net asset value from investment operations	1.44		0.62	2.01	(3.76)	3.22	8.30
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.29)	(0.23)	—	(0.52)	(0.29)
Distributions from net realized gain on investments	—		—	—	(0.35)	(0.49)	—
Total Dividends and Distributions	—		(0.29)	(0.23)	(0.35)	(1.01)	(0.29)
Proceeds from Purchase Premiums and Redemption Fees(a)	0.02		0.01	0.02	0.00 (b)	0.01	0.01
Net asset value, end of period	$18.20		$16.74	$16.40	$14.60	$18.71	$16.49
Total Return
Total investment return based on net asset value(c)	8.72%		3.98%	13.94%	(20.20)%	19.73%	98.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$525,985		$317,406	$490,246	$373,432	$468,654	$216,394
Ratio of net expenses to average net assets	0.75	%*	0.74%	0.75%	0.73%	0.79%	0.80%
Ratio of net investment income to average net assets	0.79	%*	0.88%	1.18%	1.05%	0.75%	0.76%
Portfolio turnover rate	16%		33%	51%	41%	40%	56%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Rounds to less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Value	% of Total Net Assets
Aerospace	$7,518,644	1.3%
Airlines	10,103,539	1.8
Automobiles	5,088,792	0.9
Banks	45,678,065	8.2
Beverages	4,451,472	0.8
Beverages, Food & Tobacco	8,451,216	1.5
Biotechnology	3,102,075	0.6
Brewers	5,615,783	1.0
Broadline Retailers	8,526,125	1.5
Business Support Services	2,068,519	0.4
Chemicals	4,374,288	0.8
Commercial Services	28,092,510	5.0
Computer Services	408,573	0.1
Construction & Building Materials	4,736,448	0.8
Construction & Materials	2,776,879	0.5
Containers & Packaging	4,907,646	0.9
Diversified Financial Services	22,876,426	4.1
Diversified Industrials	3,964,255	0.7
Electronic & Electrical Equipment	18,483,280	3.3
Engineering & Machinery	5,508,710	1.0
Exploration & Production	2,412,544	0.4
Financial Services	5,589,361	1.0
Food Products	9,865,871	1.8
Food Retailers & Wholesalers	5,060,908	0.9
Healthcare — Products	10,374,483	1.9
Healthcare — Services	8,989,955	1.6
Household Goods & Home Construction	5,964,114	1.1
Industrial Engineering	4,062,420	0.7
Industrial Machinery	23,035,397	4.1
Industrial Suppliers	7,153,443	1.3
Insurance	31,821,602	5.7
Internet	22,954,120	4.1
Investment Services	2,713,548	0.5
Life Insurance	2,983,616	0.5
Machinery — Diversified	3,187,813	0.6
Media & Photography	24,791,516	4.4
Medical Equipment	5,544,674	1.0
Mining & Metals	2,622,427	0.5
Motorcycles	9,055,773	1.6
Nonlife Insurance	964,008	0.2

Industry Diversification Table

Semi-Annual Report June 30, 2014

	Value	% of Total Net Assets
Oil & Gas	$28,671,125	5.1%
Oil Equipment & Services	944,103	0.2
Personal Goods	5,098,103	0.9
Pharmaceuticals	12,239,175	2.2
Pharmaceuticals, Biotechnology & Life Sciences	6,369,492	1.1
Real Estate	3,125,034	0.6
Retailers — General	12,794,630	2.3
Semiconductors	40,691,310	7.3
Software	5,657,879	1.0
Software & Computer Services	5,397,606	1.0
Speciality Finance	5,712,407	1.0
Specialized Consumer Services	9,241,727	1.6
Technology Hardware & Equipment	9,142,737	1.6
Telecommunication Services	3,588,858	0.6
Toys/Games/Hobbies	4,815,736	0.9
Travel & Leisure	14,839,807	2.7
Total Value of Investments	554,210,567	99.2
Other assets less liabilities	4,309,616	0.8
Net Assets	$558,520,183	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 0.4%
Arcos Dorados Holdings, Inc., Class A	189,578	$2,123,274
AUSTRALIA — 1.0%
Brambles Ltd.	566,448	4,907,646
Recall Holdings Ltd. (a)	90,661	408,573
		5,316,219
BRAZIL — 0.7%
BM&FBovespa SA	699,600	3,682,439
CANADA — 2.9%
Fairfax Financial Holdings Ltd.	11,147	5,266,989
Ritchie Bros. Auctioneers, Inc.	128,340	3,163,581
Ultra Petroleum Corp. (a)	270,728	8,037,914
		16,468,484
CHINA — 4.6%
Baidu, Inc. ADR (a)	41,200	7,696,572
China Mobile Ltd.	369,500	3,588,858
China Resources Enterprise Ltd.	1,474,000	4,090,739
Mindray Medical International Ltd. ADR	152,264	4,796,316
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,512,000	2,458,347
Tsingtao Brewery Co. Ltd., Class H	392,000	3,065,455
		25,696,287
DENMARK — 1.6%
Carlsberg A/S, B Shares	52,141	5,615,783
Jyske Bank A/S (a)	60,827	3,455,448
		9,071,231
GERMANY — 1.6%
Deutsche Boerse AG	49,123	3,808,734
SAP AG	70,049	5,397,606
		9,206,340
HONG KONG — 0.5%
AIA Group Ltd.	593,800	2,983,616

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
INDIA — 1.0%
ICICI Bank Ltd. ADR (a)	113,600	$5,668,640
INDONESIA — 0.3%
PT Bank Negara Indonesia Persero Tbk	4,166,500	1,675,431
IRELAND — 3.2%
Bank of Ireland (a)	8,209,972	2,754,472
CRH Plc.	184,761	4,736,448
Ryanair Holdings Plc. ADR (a)	181,067	10,103,539
		17,594,459
JAPAN — 7.0%
Bandai Namco Holdings, Inc.	205,400	4,815,736
Inpex Corp.	568,100	8,642,051
Japan Exchange Group, Inc.	110,100	2,713,548
Olympus Corp. (a)	117,000	4,025,544
Rohm Co., Ltd.	62,600	3,590,418
SMC Corp.	19,300	5,171,661
THK Co., Ltd.	210,100	4,953,216
Tokyo Electron Ltd.	73,600	5,016,158
		38,928,332
NETHERLANDS — 0.6%
QIAGEN NV (a)	127,600	3,119,820
NORWAY — 1.1%
Norsk Hydro ASA	489,753	2,622,427
Schibsted ASA	63,116	3,283,051
		5,905,478
RUSSIA — 0.3%
Sberbank of Russia ADR	188,107	1,900,694
SINGAPORE — 0.7%
Jardine Matheson Holdings Ltd.	66,800	3,964,255
SOUTH AFRICA — 2.9%
Naspers Ltd., N Shares	137,455	16,184,354

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
SOUTH KOREA — 2.4%
Samsung Electronics Co., Ltd. GDR Reg S	14,666	$9,467,614
SK Hynix, Inc. (a)	77,090	3,701,697
		13,169,311
SPAIN — 0.9%
Distribuidora Internacional de Alimentacion SA	549,846	5,060,908
SWEDEN — 4.2%
Atlas Copco AB, B Shares	243,274	6,491,868
Investor AB, B Shares	152,448	5,712,407
Svenska Handelsbanken AB, A Shares	149,704	7,320,460
Volvo AB, B Shares	295,092	4,062,420
		23,587,155
SWITZERLAND — 6.8%
Coca-Cola HBC AG (a)	193,912	4,451,472
Compagnie Financiere Richemont SA	48,651	5,098,103
Nestle SA	127,323	9,865,871
Roche Holding AG — Genusschein	41,077	12,239,175
Schindler Holding AG, Participating Certificates	42,257	6,418,652
		38,073,273
TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	569,400	12,179,466
TURKMENISTAN — 0.4%
Dragon Oil Plc.	239,496	2,511,126
UNITED KINGDOM — 9.2%
Aggreko Plc.	73,266	2,068,519
British American Tobacco Plc.	90,514	5,385,761
Bunzl Plc.	177,701	4,933,222
Hays Plc.	1,585,724	3,963,528
Prudential Plc.	787,461	18,041,784
Rolls-Royce Holdings Plc. (a)	411,515	7,518,644
Tullow Oil Plc.	165,371	2,412,544
Wolseley Plc.	130,583	7,153,443
		51,477,445

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
UNITED STATES — 42.7%
Amazon.com, Inc. (a)	26,252	$8,526,125
American Express Co.	58,916	5,589,361
Berkshire Hathaway, Inc., Class B (a)	7,617	964,007
CarMax, Inc. (a)	126,526	6,580,617
Colgate-Palmolive Co.	87,476	5,964,114
Deere & Co.	35,205	3,187,813
Dolby Laboratories, Inc., Class A (a)	140,461	6,067,915
eBay, Inc. (a)	184,613	9,241,727
EOG Resources, Inc.	81,123	9,480,034
Facebook, Inc., Class A (a)	42,983	2,892,326
First Republic Bank	164,246	9,031,888
FLIR Systems, Inc.	191,864	6,663,437
Google, Inc., Class A (a)	9,993	5,842,607
Google, Inc., Class C (a)	8,692	5,000,334
Harley-Davidson, Inc.	129,646	9,055,773
Howard Hughes Corp. (The) (a)	19,800	3,125,034
Intuitive Surgical, Inc. (a)	3,689	1,519,130
Lincoln Electric Holdings, Inc.	78,831	5,508,710
M&T Bank Corp.	66,591	8,260,614
Markel Corp. (a)	12,984	8,512,830
Martin Marietta Materials, Inc.	21,029	2,776,879
MasterCard, Inc., Class A	81,461	5,984,940
Moody's Corp.	114,616	10,047,239
Myriad Genetics, Inc. (a)	163,656	6,369,491
New York Community Bancorp, Inc.	351,090	5,610,418
NOW, Inc. (a)	26,073	944,103
Praxair, Inc.	32,929	4,374,288
QUALCOMM, Inc.	68,700	5,441,040
Royal Caribbean Cruises Ltd.	266,903	14,839,807
Seattle Genetics, Inc. (a)	81,100	3,102,075
TD Ameritrade Holding Corp.	312,249	9,789,006
Teradata Corp. (a)	46,874	1,884,335
Teradyne, Inc.	261,756	5,130,418
Tesla Motors, Inc. (a)	21,198	5,088,792
TripAdvisor, Inc. (a)	34,728	3,773,544
Twitter, Inc. (a)	37,156	1,522,281
Visa, Inc., Class A	26,559	5,596,247
Walt Disney Co. (The)	62,096	5,324,111
Waters Corp. (a)	55,074	5,751,929

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
WellPoint, Inc.	83,542	$8,989,955
Xilinx, Inc.	112,180	5,307,236
		238,662,530
TOTAL INVESTMENTS — 99.2%
(cost $436,933,759)		554,210,567
Other assets less liabilities — 0.8%		4,309,616
NET ASSETS — 100.0%		558,520,183

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Global Alpha Equity Fund

ASSETS
Investments, at value (cost $436,933,759)	$554,210,567
Cash	3,314,624
Foreign cash, at value (cost $155,936)	158,172
Receivable for investments sold	1,087,404
Tax reclaims receivable	366,360
Dividends receivable	248,276
Total Assets	559,385,403
LIABILITIES
Management fee payable	411,721
Servicing fee payable	295,961
Trustee fee payable	4,017
Payable for investments purchased	41,357
Accrued expenses	112,164
Total Liabilities	865,220
NET ASSETS	$558,520,183
COMPOSITION OF NET ASSETS
Paid-in capital	$422,257,727
Undistributed net investment income	2,193,306
Accumulated net realized gain on investments and foreign currency transactions	16,782,511
Net unrealized appreciation in value of investments and foreign currencies	117,286,639
$558,520,183
NET ASSET VALUE, PER SHARE
Class 2 ($126,423,629 / 8,474,795 shares outstanding), unlimited authorized, no par value	$14.92
Maximum purchase price per share (Note D)	$14.95
Minimum redemption price per share (Note D)	$14.90
Class 3 ($432,096,554 / 28,448,553 shares outstanding), unlimited authorized, no par value	$15.19
Maximum purchase price per share (Note D)	$15.22
Minimum redemption price per share (Note D)	$15.17

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2014

For the Six Months Ended June 30, 2014 (unaudited)
Baillie Gifford Global Alpha Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $590,727)	$5,274,702
Interest	11
Total Investment Income	5,274,713
EXPENSES
Management fee (Note B)	817,413
Shareholder servicing fees — Class 2 Shares (Note B)	162,717
Shareholder servicing fees — Class 3 Shares (Note B)	424,411
Fund accounting	100,789
Custody	49,800
Legal	22,384
Transfer agency	9,608
Trustees' fees	6,827
Professional fees	5,946
Insurance	2,741
Miscellaneous	4,290
Total Expenses	1,606,926
Net Investment Income	3,667,787
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	13,500,295
Foreign currency transactions	(75,833)
13,424,462
Net change in unrealized appreciation (depreciation) on:
Investments	14,714,196
Translation of assets and liabilities in foreign currencies	(4,757)
14,709,439
Net realized and unrealized gain on investments and foreign currency transactions	28,133,901
NET INCREASE IN NET ASSETS FROM OPERATIONS	$31,801,688

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

Baillie Gifford Global Alpha Equity Fund

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$3,667,787	$3,834,940
Net realized gain from investments and foreign currency transactions	13,424,462	14,584,011
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	14,709,439	73,706,621
Net increase in net assets from operations	31,801,688	92,125,572
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(1,390,265)
Class 3	—	(3,607,790)
Capital gains:
Class 2	—	(2,747,721)
Class 3	—	(6,756,158)
Total Dividends and Distributions	—	(14,501,934)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	299,481
Class 2	—	103,403,236
Class 3	139,720,000	1,497,000
Purchase premiums:
Class 1	—	11,713
Class 2	59,817	28,494
Class 3	220,183	118,949
Redemption fees:
Class 2	10,719	3,002
Class 3	37,351	7,514
Dividends reinvested:
Class 2	—	4,137,986
Class 3	—	10,363,948
Cost of shares redeemed:
Class 1	—	(25,780,688)
Class 2	—	(7,010,597)
Class 3	(32,046,570)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	108,001,500	87,080,038
Total Increase in Net Assets	139,803,188	164,703,676
NET ASSETS
Beginning of period	418,716,995	254,013,319
End of period (including undistributed (distributions in excess of) net investment income of $2,193,306 and ($1,474,481), respectively)	$558,520,183	$418,716,995

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Period January 6, 2013(a) through December 31, 2013
Net asset value, beginning of period	$14.10		$11.55
From Investment Operations
Net investment income(b)	0.09		0.12
Net realized and unrealized gain on investments and foreign currency transactions	0.72		2.94
Net increase in net asset value from investment operations	0.81		3.06
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.17)
Distributions from net realized gain on investments	—		(0.34)
Total Dividends and Distributions	—		(0.51)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.01		0.00 (c)
Net asset value, end of period	$14.92		$14.10
Total Return
Total investment return based on net asset value(d)	5.82%		26.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$126,424		$119,535
Ratio of net expenses to average net assets	0.64	%*	0.68%*
Ratio of net investment income to average net assets	1.28	%*	1.00%*
Portfolio turnover rate	15%		20%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2014 (unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period November 15, 2011(a) through December 31, 2011
Net asset value, beginning of period	$14.36		$11.56	$9.86	$10.00
From Investment Operations
Net investment income(b)	0.10		0.14	0.19	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.72		3.17	1.65	(0.14)
Net increase (decrease) in net asset value from investment operations	0.82		3.31	1.84	(0.13)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.18)	(0.14)	(0.01)
Distributions from net realized gain on investments	—		(0.34)	—	—
Total Dividends and Distributions	—		(0.52)	(0.14)	(0.01)
Proceeds from Purchase Premiums and Redemption Fees(b)	0.01		0.01	0.00 (c)	—
Net asset value, end of period	$15.19		$14.36	$11.56	$9.86
Total Return
Total investment return based on net asset value(d)	5.78%		28.71%	18.69%	(1.25)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$432,097		$299,182	$231,157	$104,721
Ratio of net expenses to average net assets	0.57	%*	0.61%	0.63%	0.64%*
Ratio of net investment income to average net assets	1.37	%*	1.05%	1.76%	1.12%*
Portfolio turnover rate	15%		20%	15%	3%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Pure Fund

	Value	% of Total Net Assets
Apparel Retailers	$1,421,887	3.0%
Asset Managers	1,206,766	2.5
Banks	4,329,473	9.1
Biotechnology	386,692	0.8
Brewers	1,912,356	4.0
Building Materials & Fixtures	947,143	2.0
Bus, Train & Employment	838,927	1.8
Business Support Services	658,242	1.4
Commercial Vehicles & Trucks	696,715	1.5
Containers & Packaging	556,222	1.2
Distillers & Vintners	362,686	0.8
Diversified Industrials	1,044,474	2.2
Drug Retailers	287,467	0.6
Electrical Components & Equipment	575,662	1.2
Electronic Equipment	632,950	1.3
Food Products	2,504,596	5.2
Food Retailers & Wholesalers	1,376,166	2.9
Footwear	556,139	1.2
Gambling	683,802	1.4
General Mining	994,946	2.1
Industrial Machinery	4,277,897	9.0
Integrated Oil & Gas	2,076,393	4.4
Media Agencies	828,429	1.7
Medical Equipment	1,808,357	3.8
Nondurable Household Products	1,390,246	2.9
Oil Equipment & Services	779,031	1.6
Personal Products	450,285	0.9
Pharmaceuticals	2,839,114	6.0
Property & Casualty Insurance	1,022,342	2.1
Recreational Products	1,131,853	2.4
Restaurants & Bars	421,073	0.9
Semiconductors	344,830	0.7
Soft Drinks	1,242,280	2.6
Speciality Chemicals	1,272,605	2.7
Speciality Finance	3,554,123	7.4
Specialized Consumer Services	1,294,534	2.7
Tobacco	629,830	1.3
Total Value of Investments	47,336,533	99.3
Other assets less liabilities	338,554	0.7
Net Assets	$47,675,087	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.6%
Aristocrat Leisure Ltd.	79,000	$391,452
Brambles Ltd.	64,200	556,222
Cochlear Ltd.	15,200	884,884
Mesoblast Ltd. (a)	45,400	191,082
Seek Ltd.	56,100	838,926
Treasury Wine Estates Ltd.	76,800	362,686
Woolworths Ltd.	12,200	405,120
		3,630,372
CHINA — 1.9%
BOC Hong Kong Holdings Ltd.	162,500	470,773
Li & Fung Ltd.	304,000	450,285
		921,058
DENMARK — 5.1%
Carlsberg A/S, B Shares	10,000	1,077,038
Novo Nordisk A/S, B Shares	25,000	1,153,824
Novozymes A/S, B Shares	3,900	195,610
		2,426,472
FRANCE — 4.6%
BioMerieux	1,258	135,567
Kone Oyj, B Shares	16,600	692,155
Legrand SA	9,400	575,662
Total SA	11,200	810,317
		2,213,701
GERMANY — 1.2%
adidas AG	5,500	556,139
ISRAEL — 0.4%
Protalix BioTherapeutics, Inc. (a)	45,400	165,710
ITALY — 2.7%
CNH Industrial NV (a)	67,900	696,715
EXOR SpA	14,200	582,520
		1,279,235

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
JAPAN — 16.6%
Asahi Group Holdings Ltd.	26,600	$835,318
Kao Corp.	35,300	1,390,246
MS&AD Insurance Group Holdings, Inc.	42,300	1,022,342
Olympus Corp. (a)	22,900	787,906
Rakuten, Inc.	62,500	808,069
Sankyo Co., Ltd.	7,600	292,350
Shimano, Inc.	10,200	1,131,853
SMC Corp.	2,000	535,923
SUGI Holdings Co., Ltd.	6,300	287,467
THK Co., Ltd.	34,000	801,568
		7,893,042
NEW ZEALAND — 1.0%
Trade Me Ltd.	159,700	486,466
SINGAPORE — 4.4%
Jardine Matheson Holdings Ltd.	17,600	1,044,474
United Overseas Bank Ltd.	57,433	1,038,546
		2,083,020
SPAIN — 3.8%
Distribuidora Internacional de Alimentacion SA	105,500	971,046
Inditex SA	5,600	861,867
		1,832,913
SWEDEN — 11.5%
Atlas Copco AB, B Shares	35,100	936,658
Investment AB Kinnevik, B Shares	39,050	1,663,860
Investor AB, B Shares	34,900	1,307,744
Svenska Handelsbanken AB, A Shares	32,600	1,594,126
		5,502,388
SWITZERLAND — 12.2%
Geberit AG	2,700	947,143
Mettler-Toledo International, Inc. (a)	2,500	632,950
Nestle SA	18,400	1,425,760
Roche Holding AG — Genusschein	5,100	1,519,580
Schindler Holding AG, Participating Certificates	4,800	729,099
UBS AG (a)	29,300	537,201
		5,791,733

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
UNITED KINGDOM — 23.7%
ASOS Plc. (a)	11,058	$560,019
BG Group Plc.	60,000	1,266,076
BHP Billiton Plc.	21,000	682,686
Hargreaves Lansdown Plc.	57,000	1,206,766
Imagination Technologies Group Plc. (a)	95,700	344,830
Imperial Tobacco Group Plc.	14,000	629,830
Intertek Group Plc.	14,000	658,242
John Wood Group Plc.	56,500	779,031
Johnson Matthey Plc.	24,000	1,272,605
Kazakhmys Plc. (a)	60,000	312,260
Mitchells & Butlers Plc. (a)	63,168	421,073
Rightmove Plc.	22,600	828,429
Standard Chartered Plc.	33,700	688,827
Unilever Plc.	23,800	1,078,836
Weir Group Plc. (The)	13,000	582,494
		11,312,004
UNITED STATES — 2.6%
Coca-Cola Enterprises, Inc.	26,000	1,242,280
TOTAL INVESTMENTS — 99.3%
(cost $45,785,455)		47,336,533
Other assets less liabilities — 0.7%		338,554
NET ASSETS — 100.0%		47,675,087

(a)  Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford EAFE Pure Fund

ASSETS
Investments, at value (cost $45,785,455)	$47,336,533
Cash	27,323
Foreign cash, at value (cost $191,186)	193,164
Receivable for investments sold	196,985
Dividends receivable	38,492
Tax reclaims receivable	1,842
Total Assets	47,794,339
LIABILITIES
Payable for investments purchased	54,847
Servicing fee payable	26,567
Management fee payable	20,096
Trustee fee payable	331
Accrued expenses	17,411
Total Liabilities	119,252
NET ASSETS	$47,675,087
COMPOSITION OF NET ASSETS
Paid-in capital	$46,000,000
Accumulated net investment income	234,690
Accumulated net realized loss on investments and foreign currency transactions	(113,702)
Net unrealized appreciation in value of investments and foreign currencies	1,554,099
$47,675,087
NET ASSET VALUE, PER SHARE
Class 2 ($47,675,087 / 4,586,200 shares outstanding), unlimited authorized, no par value	$10.40
Maximum purchase price per share (Note D)	$10.42
Minimum redemption price per share (Note D)	$10.38

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2014

For the Period of April 15, 2014 through June 30, 2014 (unaudited)
Baillie Gifford EAFE Pure Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $35,681)	$299,138
Total Investment Income	299,138
EXPENSES
Management fee (Note B)	24,599
Shareholder servicing fees — Class 2 Shares (Note B)	26,567
Fund accounting	11,932
Custody	2,295
Legal	1,298
Transfer agency	1,252
Professional fees	357
Trustees' fees	331
Insurance	119
Miscellaneous	201
Total Expenses	68,951
Fees waived (Note B)	(4,503)
Net Expenses	64,448
Net Investment Income	234,690
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(13,159)
Foreign currency transactions	(100,543)
(113,702)
Net change in unrealized appreciation on:
Investments	1,551,078
Translation of assets and liabilities in foreign currencies	3,021
1,554,099
Net realized and unrealized gain on investments and foreign currency transactions	1,440,397
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,675,087

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Pure Fund

For the Period April 15, 2014(a) through June 30, 2014 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$234,690
Net realized loss from investments and foreign currency transactions	(113,702)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,554,099
Net increase in net assets from operations	1,675,087
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	45,862,000
Purchase premiums:
Class 2	138,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	46,000,000
Total Increase in Net Assets	47,675,087
NET ASSETS
Beginning of period	—
End of period (including undistributed net investment income of $234,690)	$47,675,087

(a)  Commencement of investment operations

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford EAFE Pure Fund
Selected data for a Class 2 Share outstanding throughout the period:

	For the Period April 15, 2014(a) through June 30, 2014 (unaudited)
Net asset value, beginning of period	$10.00
From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized gain on investments and foreign currency transactions	0.32
Net increase in net asset value from investment operations	0.37
Proceeds from Purchase Premiums(b)	0.03
Net asset value, end of period	$10.40
Total Return
Total investment return based on net asset value(c)	4.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$47,675
Ratio of net expenses to average net assets, before waiver	0.65	%*
Ratio of net expenses to average net assets, after waiver	0.70	%*
Ratio of net investment income to average net assets	2.39	%*
Portfolio turnover rate	2	%**

*  Annualized.

**  Calculated for the six months ended June 30, 2014.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Value	% of Total Net Assets
Apparel Retailers	$1,256,018	4.9%
Automobiles	889,422	3.4
Biotechnology	3,087,989	11.9
Broadline Retailers	3,206,654	12.4
Bus, Train & Employment	546,818	2.1
Clothing & Accessories	990,081	3.8
Computer Hardware	1,134,607	4.4
Food Retailers & Wholesalers	704,650	2.7
Industrial Machinery	621,307	2.4
Internet	7,185,039	27.7
Life Insurance	503,466	1.9
Medical Equipment	903,077	3.5
Personal products	400,489	1.5
Semiconductors	451,104	1.7
Software	2,138,867	8.3
Specialized Consumer Services	1,010,807	3.9
Travel & Tourism	770,914	3.0
Total Value of Investments	25,801,309	99.5
Other assets less liabilities	122,526	0.5
Net Assets	$25,923,835	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 99.5%
CHINA — 21.2%
Baidu, Inc. ADR (a)	11,600	$2,166,996
Ctrip.com International Ltd. ADR (a)	12,038	770,914
New Oriental Education & Technology Group, Inc. ADR	14,300	379,951
Tencent Holdings Ltd.	143,300	2,180,030
		5,497,891
DENMARK — 3.3%
Novozymes A/S, B Shares	17,070	856,171
FRANCE — 7.3%
Hermes International	1,435	529,925
Kering	4,402	965,672
L'Oreal SA	2,326	400,489
		1,896,086
HONG KONG — 1.9%
AIA Group Ltd.	100,200	503,466
SPAIN — 4.9%
Inditex SA	8,161	1,256,018
SWEDEN — 2.4%
Atlas Copco AB, A Shares	21,520	621,308
UNITED KINGDOM — 3.5%
ARM Holdings Plc.	30,000	451,104
Burberry Group Plc.	18,130	460,156
		911,260
UNITED STATES — 55.0%
Amazon.com, Inc. (a)	6,900	2,240,982
Apple, Inc.	7,196	668,724
eBay, Inc. (a)	12,602	630,856
Facebook, Inc., Class A (a)	15,112	1,016,887
Google, Inc., Class C (a)	2,898	1,667,161
Illumina, Inc. (a)	10,358	1,849,317
Intuitive Surgical, Inc. (a)	2,193	903,077

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
LinkedIn Corp., Class A (a)	3,189	$546,818
salesforce.com, Inc. (a)	14,479	840,940
Seattle Genetics, Inc. (a)	10,000	382,500
Splunk, Inc. (a)	5,790	320,361
Stratasys Ltd. (a)	4,100	465,883
Tesla Motors, Inc. (a)	3,705	889,422
TripAdvisor, Inc. (a)	5,032	546,777
Twitter, Inc. (a)	3,758	153,965
Whole Foods Market, Inc.	18,241	704,650
Workday, Inc., Class A (a)	4,794	430,789
		14,259,109
TOTAL INVESTMENTS — 99.5%
(cost $24,866,354)		25,801,309
Other assets less liabilities — 0.5%		122,526
NET ASSETS — 100.0%		25,923,835

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2014

June 30, 2014 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

ASSETS
Investments, at value (cost $24,866,354)	$25,801,309
Cash	133,910
Total Assets	25,935,219
LIABILITIES
Management fee payable	4,981
Servicing fee payable	2,360
Trustee fee payable	49
Accrued expenses	3,994
Total Liabilities	11,384
NET ASSETS	$25,923,835
COMPOSITION OF NET ASSETS
Paid-in capital	$25,000,000
Accumulated net investment loss	(11,385)
Accumulated net realized gain on investments and foreign currency transactions	265
Net unrealized appreciation in value of investments	934,955
$25,923,835
NET ASSET VALUE, PER SHARE
Class 2 ($25,923,835 / 2,500,000 shares outstanding), unlimited authorized, no par value	$10.37
Maximum purchase price per share (Note D)	$10.39
Minimum redemption price per share (Note D)	$10.35

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2014

For the Six Months Ended June 30, 2014 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

INVESTMENT INCOME
Dividends	$—
Total Investment Income	—
EXPENSES
Management fee (Note B)	6,942
Shareholder servicing fees — Class 2 Shares (Note B)	2,360
Fund accounting	2,384
Custody	822
Transfer agency	329
Legal	125
Trustees' fees	49
Professional fees	34
Insurance	16
Miscellaneous	285
Total Expenses	13,346
Fees waived	(1,961)
Net Expenses	11,385
Net Investment Loss	(11,385)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Foreign currency transactions	265
265
Net change in unrealized appreciation on:
Investments	934,955
934,955
Net realized and unrealized gain on investments and foreign currency transactions	935,220
NET INCREASE IN NET ASSETS FROM OPERATIONS	$923,835

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Semi-Annual Report June 30, 2014

Baillie Gifford Long Term Global Growth Equity Fund

For the Period June 11, 2014(a) through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(11,385)
Net realized gain from investments and foreign currency transactions	265
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	934,955
Net increase in net assets from operations	923,835
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	25,000,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	25,000,000
Total Increase in Net Assets	25,923,835
NET ASSETS
Beginning of period	—
End of period (including accumulated net investment loss of $11,385)	$25,923,835

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2014

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Period June 11, 2014(a) through June 30, 2014 (unaudited)
Net asset value, beginning of period	$10.00
From Investment Operations
Net investment loss(b)	(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.37
Net increase in net asset value from investment operations	0.37
Dividends to Shareholders
Dividends from net investment income	—
Net asset value, end of period	$10.37
Total Return
Total investment return based on net asset value(d)	3.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$25,924
Ratio of net expenses to average net assets, before waiver	0.86	%*
Ratio of net investment income to average net assets	(0.86	)%*
Portfolio turnover rate	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Note A — Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund ("International Equity Fund"), Baillie Gifford International Choice Fund ("International Choice Fund), Baillie Gifford EAFE Fund ("EAFE Fund"), Baillie Gifford EAFE Choice Fund ("EAFE Choice Fund"), Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund"), Baillie Gifford Global Alpha Equity Fund ("Global Alpha Equity Fund"), Baillie Gifford EAFE Pure Fund ("EAFE Pure Fund") and Baillie Gifford Long Term Global Growth Equity Fund ("Long Term Global Growth Equity Fund"), (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001, as subsequently amended. International Equity Fund, International Choice Fund, EAFE Fund, EAFE Choice Fund, Global Alpha Equity Fund, EAFE Pure Fund and Long Term Global Growth Equity Fund offer five classes of shares, Class 1, Class 2, Class 3, Class 4 and Class 5 shares, and Emerging Markets Fund offers three classes of shares, Class I, Class II and Class III shares (an unlimited number of shares are authorized, without par value). At June 30, 2014, shares issued and outstanding for the International Equity Fund were of Class 1, Class 2, Class 3, Class 4 and Class 5 shares, shares issued and outstanding for the International Choice Fund were of Class 1, Class 2 and Class 3, shares issued and outstanding for the EAFE Fund were of Class 2, Class 3, Class 4 and Class 5 shares, shares issued and outstanding for the EAFE Choice Fund were of Class 1 and Class 2, shares issued and outstanding for the Emerging Markets Fund was of Class III and shares issued and outstanding for Global Alpha Equity Fund were of Class 2 and Class 3, shares issued and outstanding for the EAFE Pure Fund and Long Term Global Growth Equity Fund were of Class 2 shares.

The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the

Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the trustees of the Trust (the "Trustees"). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds' net asset values. If events materially affecting the value of the Funds' portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees. The Funds utilize a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American or U.S. exchange, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2014 in valuing the Funds' investments carried at fair value:

International Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$29,975,539	$—	$—	$29,975,539
Australia	—	80,735,087	—	80,735,087
Bermuda	—	14,806,033	—	14,806,033
Brazil	24,130,904	—	—	24,130,904
Canada	68,745,588	—	—	68,745,588
China	45,644,532	100,465,982	—	146,110,514
Denmark	—	93,225,882	—	93,225,882
Finland	—	38,835,479	—	38,835,479

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$136,787,223	$—	$136,787,223
Germany	—	180,343,497	—	180,343,497
India	—	14,429,462	—	14,429,462
Ireland	39,489,772	53,152,201	—	92,641,973
Japan	—	245,803,775	—	245,803,775
Netherlands	5,354,910	70,205,071	—	75,559,981
Peru	20,953,625	—	—	20,953,625
Portugal	—	8,756,883	—	8,756,883
Russia	—	47,456,330	—	47,456,330
Singapore	—	41,141,911	—	41,141,911
South Africa	—	86,014,898	—	86,014,898
South Korea	—	145,766,090	—	145,766,090
Spain	—	40,488,071	—	40,488,071
Sweden	—	133,648,138	—	133,648,138
Switzerland	—	72,470,680	—	72,470,680
Taiwan	21,388,561	74,936,444	—	96,325,005
Turkey	—	19,135,977	—	19,135,977
United Kingdom	—	577,336,592	—	577,336,592
United States	11,259,668	—	—	11,259,668
Total Common Stocks	266,943,099	2,275,941,706	—	2,542,884,805
Preferred Stocks
Brazil	14,603,911	—	—	14,603,911
Total	$281,547,010	$2,275,941,706	$—	$2,557,488,716

International Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$28,279,212	$—	$28,279,212
China	9,126,671	9,550,357	—	18,677,028
Denmark	—	20,724,746	—	20,724,746
France	669,214	11,313,303	—	11,982,517
Germany	—	2,639,942	—	2,639,942
Hong Kong	—	5,334,729	—	5,334,729
India	5,140,854	—	—	5,140,854
Israel	1,202,014	—	—	1,202,014
Italy	—	9,110,776	—	9,110,776
Japan	—	52,161,185	—	52,161,185
Mexico	2,750,283	—	—	2,750,283
New Zealand	—	3,590,027	—	3,590,027
Philippines	—	2,554,011	—	2,554,011

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Singapore	$—	$12,592,438	$—	$12,592,438
South Africa	2,768,075	7,869,584	—	10,637,659
South Korea	—	13,729,393	—	13,729,393
Spain	—	15,765,805	—	15,765,805
Sweden	—	34,807,810	—	34,807,810
Switzerland	4,108,099	30,582,655	—	34,690,754
Taiwan	13,343,986	—	—	13,343,986
Turkey	5,248,341	—	—	5,248,341
United Kingdom	3,677,449	78,347,956	—	82,025,405
United States	5,008,921	—	—	5,008,921
Total Common Stocks	53,043,907	338,953,929	—	391,997,836
Preferred Stocks
Brazil	3,237,945	—	—	3,237,945
Total	$56,281,852	$338,953,929	$—	$395,235,781

EAFE Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$23,878,620	$—	$—	$23,878,620
Australia	—	38,537,261	—	38,537,261
Brazil	11,070,476	—	—	11,070,476
Chile	12,987,261	—	—	12,987,261
China	157,980,135	202,718,419	—	360,698,554
Denmark	—	107,920,737	—	107,920,737
France	—	141,289,176	—	141,289,176
Germany	—	58,127,804	—	58,127,804
India	—	13,160,129	—	13,160,129
Ireland	—	15,513,249	—	15,513,249
Italy	—	124,203,402	—	124,203,402
Japan	—	269,417,528	—	269,417,528
Netherlands	—	29,205,681	—	29,205,681
Norway	—	20,916,573	—	20,916,573
Peru	22,137,218	—	—	22,137,218
Portugal	—	16,312,259	—	16,312,259
Russia	—	24,978,423	—	24,978,423
Singapore	—	12,471,685	—	12,471,685
South Korea	—	63,512,463	—	63,512,463
Spain	—	221,026,338	—	221,026,338
Sweden	—	251,493,498	—	251,493,498
Switzerland	—	159,424,400	—	159,424,400

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Taiwan	$12,254,459	$—	$—	$12,254,459
Turkey	—	27,216,013	—	27,216,013
United Kingdom	—	335,262,127	—	335,262,127
Total Common Stocks	240,308,169	2,132,707,165	—	2,373,015,334
Preferred Stocks
Brazil	12,185,583	—	—	12,185,583
Germany	—	25,037,100	—	25,037,100
Total Preferred Stocks	12,185,583	25,037,100	—	37,222,683
Total	$252,493,752	$2,157,744,265	$—	$2,410,238,017

EAFE Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$10,923,888	$—	$10,923,888
China	3,076,658	3,348,661	—	6,425,319
Denmark	—	8,723,745	—	8,723,745
France	213,588	6,409,650	—	6,623,238
Germany	—	1,477,611	—	1,477,611
Hong Kong	—	2,413,659	—	2,413,659
India	2,085,555	—	—	2,085,555
Israel	499,451	—	—	499,451
Italy	—	3,563,462	—	3,563,462
Japan	—	20,732,434	—	20,732,434
New Zealand	—	1,413,724	—	1,413,724
Singapore	—	5,054,096	—	5,054,096
South Africa	1,122,114	1,826,311	—	2,948,425
South Korea	—	3,541,783	—	3,541,783
Spain	—	5,302,460	—	5,302,460
Sweden	—	13,640,156	—	13,640,156
Switzerland	1,978,095	13,724,875	—	15,702,970
Taiwan	4,178,996	—	—	4,178,996
Turkey	—	1,355,255	—	1,355,255
United Kingdom	938,801	31,545,006	—	32,483,807
United States	2,210,781	—	—	2,210,781
Total Common Stocks	16,304,039	134,996,776	—	151,300,815
Preferred Stocks
Brazil	1,324,815	—	—	1,324,815
Total	$17,628,854	$134,996,776	$—	$152,625,630

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Emerging Markets Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$3,806,460	$—	$—	$3,806,460
Brazil	16,779,080	—	—	16,779,080
Cayman Islands	1,313,300	3,865,641	—	5,178,941
Chile	5,297,616	—	—	5,297,616
China	18,063,333	85,056,804	—	103,120,137
Colombia	2,832,200	—	—	2,832,200
Egypt	—	6,436,297	—	6,436,297
India	1,707,950	73,822,324	—	75,530,274
Malaysia	—	7,167,688	—	7,167,688
Mexico*	11,379,953	—	—	11,379,953
Netherlands	2,027,916	—	—	2,027,916
Panama	4,642,935	—	—	4,642,935
Russia	—	9,004,339	—	9,004,339
Singapore	—	2,477,091	—	2,477,091
South Africa	—	10,650,908	—	10,650,908
South Korea	5,966,711	108,571,375	—	114,538,086
Taiwan	—	93,140,921	—	93,140,921
Turkmenistan	—	23,824,159	—	23,824,159
Total Common Stocks	73,817,454	424,017,547	—	497,835,001
Preferred Stocks
Brazil	8,670,138	—	—	8,670,138
South Korea	—	10,335,082	—	10,335,082
Total Preferred Stocks	8,670,138	10,335,082	—	19,005,220
Rights
Malaysia	—	201,330	—	201,330
Total	$82,487,592	$434,553,959	$—	$517,041,551

*  Includes a Level 3 security with a $0 fair market value.

Global Alpha Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$2,123,274	$—	$—	$2,123,274
Australia	—	5,316,219	—	5,316,219
Brazil	3,682,439	—	—	3,682,439
Canada	16,468,484	—	—	16,468,484
China	12,492,888	13,203,399	—	25,696,287
Denmark	—	9,071,231	—	9,071,231
Germany	—	9,206,340	—	9,206,340
Hong Kong	—	2,983,616	—	2,983,616

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
India	$5,668,640	$—	$—	$5,668,640
Indonesia	—	1,675,431	—	1,675,431
Ireland	10,103,539	7,490,920	—	17,594,459
Japan	—	38,928,332	—	38,928,332
Netherlands	3,119,820	—	—	3,119,820
Norway	—	5,905,478	—	5,905,478
Russia	—	1,900,694	—	1,900,694
Singapore	—	3,964,255	—	3,964,255
South Africa	—	16,184,354	—	16,184,354
South Korea	—	13,169,311	—	13,169,311
Spain	—	5,060,908	—	5,060,908
Sweden	—	23,587,155	—	23,587,155
Switzerland	—	38,073,273	—	38,073,273
Taiwan	12,179,466	—	—	12,179,466
Turkmenistan	—	2,511,126	—	2,511,126
United Kingdom	—	51,477,445	—	51,477,445
United States	238,662,530	—	—	238,662,530
Total	$304,501,080	$249,709,487	$—	$554,210,567

EAFE Pure Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,630,372	$—	$3,630,372
China	—	921,058	—	921,058
Denmark	—	2,426,472	—	2,426,472
France	135,567	2,078,134	—	2,213,701
Germany	—	556,139	—	556,139
Israel	165,710	—	—	165,710
Italy	—	1,279,235	—	1,279,235
Japan	—	7,893,042	—	7,893,042
New Zealand	—	486,466	—	486,466
Singapore	—	2,083,020	—	2,083,020
Spain	—	1,832,913	—	1,832,913
Sweden	—	5,502,388	—	5,502,388
Switzerland	632,950	5,158,783	—	5,791,733
United Kingdom	312,261	10,999,743	—	11,312,004
United States	1,242,280	—	—	1,242,280
Total	$2,488,768	$44,847,765	$—	$47,336,533

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Long Term Global Growth Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
China	$3,317,861	$2,180,030	$—	$5,497,891
Denmark	—	856,171	—	856,171
France	—	1,896,086	—	1,896,086
Hong Kong	—	503,466	—	503,466
Spain	—	1,256,018	—	1,256,018
Sweden	—	621,308	—	621,308
United Kingdom	—	911,260	—	911,260
United States	14,259,109	—	—	14,259,109
Total	$17,576,970	$8,224,339	$—	$25,801,309

It is the Trust's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds' fair value procedures. This may result in movements between Levels 1, 2, and 3 throughout the period.

For the International Equity Fund fair value of Level 2 and Level 1 investments at June 30, 2014 was $2,275,941,706 and $281,547,010, respectively. $9,768,021 was transferred out of Level 2 into Level 1 and $17,150,391 was transferred out of Level 1 into Level 2 during the six months ended June 30, 2014.

For the International Choice Fund fair value of Level 2 and Level 1 investments at June 30, 2014 was $338,953,929 and $56,281,852, respectively. $4,087,410 was transferred out of Level 2 into Level 1 and $5,810,626 was transferred out of Level 1 into Level 2 during the six months ended June 30, 2014.

For the EAFE Fund fair value of Level 2 and Level 1 investments at June 30, 2013 was $2,157,744,265 and $252,493,752, respectively. $9,865,168 was transferred out of Level 2 into Level 1 during the six months ended June 30, 2014.

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at June 30, 2014 was $134,996,776 and $17,628,854, respectively. $1,688,039 was transferred out of Level 2 into Level 1 and $2,730,951 was transferred out of Level 1 into Level 2 during the six months ended June 30, 2014.

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at June 30, 2014 was $434,553,959 and $82,487,592, respectively. $14,431,324 was transferred out of Level 2 into Level 1 and $556,834 was transferred out of Level 1 into Level 2 during the six months ended June 30, 2014.

For the Global Alpha Equity Fund fair value of Level 2 and Level 1 investments at June 30, 2014 was $249,709,487 and $304,501,080, respectively. $2,512,729 was transferred out of Level 2 into Level 1 and $328,661 was transferred out of Level 1 into Level 2 during the six months ended June 30, 2014.

These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets. With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds' third party pricing vendor. Pursuant to the Funds' fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Derivative and Hedging Disclosure

GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not utilize derivatives for the six months ended June 30, 2014.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

The Funds' maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract's life. This risk may be mitigated by having a master netting arrangement between the Funds and the counterparty which may permit the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds' exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies. At June 30, 2014, the Funds did not have any forward foreign currency contracts.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Federal Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities accrue a deferred liability for unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2014, the Emerging Markets Fund recorded a receivable for Indian capital gains tax refund of $162,825 and a deferred liability for potential future Indian capital gains taxes of $ 0.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the International Equity Fund, EAFE Fund, EAFE Choice Fund and Emerging Markets Fund the tax periods 2010 through present remain subject to examination by the Internal Revenue Service. For the Global Alpha Equity Fund, the tax periods 2011 through present remain subject to examination. For the International Choice Fund, the tax periods 2012 through the present remains subject to examination.

At December 31, 2013 for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss No Expiration	Capital Loss Available Total
International Equity	$—	$—	$—	$25,321,808	$25,321,808
International Choice	—	—	—	169,967	169,967
EAFE	3,452,595	3,833,395	10,342,232	—	17,628,222
EAFE Choice	—	—	—	8,061,624	8,061,624
Emerging Markets	—	—	—	12,892,484	12,892,484

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The amounts in the table below are characterized as short-term and long-term capital losses and have no expiration.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Fund	Short-Term Capital Losses	Long-Term Capital Losses
International Equity	$18,305,042	$7,016,766
International Choice	169,967	—
EAFE	—	—
EAFE Choice	3,175,384	4,886,240
Emerging Markets	12,892,484	—
Global Alpha Equity	—	—

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year ended December 31, 2013, the Funds shown below incurred and will elect to defer net post-October losses as indicated.

At December 31, 2013, the components of accumulated earnings on tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Late-Year Specified Losses	Capital Loss Carryforwards	Post October Capital Losses	Net Unrealized Appreciation on Investments and Foreign Currencies	Total Accumulated Earnings
International Equity	$2,064,122	$—	$—	$(25,321,808)	$(2,521,040)	$582,684,179	$556,905,453
International Choice	281,096	—	—	(169,967)	(33,822)	21,693,581	21,770,888
EAFE	—	—	(123,589)	(17,628,222)	—	897,402,157	879,650,346
EAFE Choice	67,466	—	—	(8,061,624)	—	25,719,286	17,725,128
Emerging Markets	719,485	—	—	(12,892,484)	(341,687)	79,966,711	67,452,025
Global Alpha Equity	453,407	3,447,102	—	—	—	100,560,259	104,460,768

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

For the year ended December 31, 2013, the tax characters of the dividends paid were:

Fund	Ordinary Income 2013
International Equity	$41,703,719
International Choice	2,140,285
EAFE	27,498,264
EAFE Choice	3,508,047
Emerging Markets	6,418,863
Global Alpha Equity	8,122,250

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund's average net assets.

Fund	Management Fee
International Equity	0.25%
International Choice	0.25%
EAFE	0.25%
EAFE Choice	0.25%
Emerging Markets	0.50%
Global Alpha Equity	0.30%
EAFE Pure	0.25%
Long Term Global Growth Equity	0.50%

For the six months ended June 30, 2014, the Funds incurred management fees as follows:

Fund	Management Fee	Management Fee Waiver/Expenses Reimbursed
International Equity	$3,110,456	$—
International Choice	449,820	—
EAFE	3,000,331
EAFE Choice	146,959	—
Emerging Markets	969,293
Global Alpha Equity	817,413	—
EAFE Pure Equity	24,599	(4,503)
Long Term Global Growth Equity	6,942	(1,961)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of share as follows:

	International Equity	International Choice*	EAFE	EAFE Choice**	Emerging Markets	Global Alpha Equity***	EAFE Pure	Long Term Global Growth Equity
Class 1/I	0.45%	0.45%	0.45%	0.45%	0.30%	0.45%	N/A	N/A
Class 2/II	0.27%	0.27%	0.27%	0.27%	0.25%	0.27%	0.27%	0.17%
Class 3/III	0.20%	0.20%	0.20%	0.20%	0.10%	0.20%	N/A	N/A
Class 4	0.17%	0.17%	0.17%	0.17%	N/A	0.17%	N/A	N/A
Class 5	0.12%	0.12%	0.12%	0.12%	N/A	0.12%	N/A	N/A

*  International Choice Fund Class 1 was redeemed on April 9, 2013.

**  EAFE Choice Fund Class 3 was redeemed on April 16, 2013.

***  Global Alpha Equity Fund Class 1 was redeemed on July 9, 2013.

For the six months ended June 30, 2014, the Funds incurred shareholder servicing fees for each class of share as follows:

	International Equity	International Choice	EAFE	EAFE Choice**	Emerging Markets	Global Alpha Equity***	EAFE Pure	Long Term Global Growth Equity
Class 1/I	$59,997	$17,256	$3,864	$45,157	N/A	N/A	N/A	N/A
Class 2/II	678,724	326,619	1,121,618	131,622	8,207	162,717	26,567	2,360
Class 3/III	1,323,783	110,247	517,447	N/A	190,576	424,411	N/A	N/A
Class 4	418,429	N/A	184,018	N/A	N/A	N/A	N/A	N/A
Class 5	85,733	N/A	500,268	N/A	N/A	N/A	N/A	N/A

*  International Choice Fund Class 1 was redeemed on April 9, 2013.

**  EAFE Choice Fund Class 3 was redeemed on April 16, 2013.

***  Global Alpha Equity Fund Class 1 was redeemed on July 9, 2013.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2014 were as follows:

Fund	Purchases	Sales
International Equity	$180,698,729	$169,975,867
International Choice	124,405,341	20,739,061
EAFE	177,075,605	189,284,653
EAFE Choice	60,243,481	25,593,035
Emerging Markets	178,540,973	64,106,016
Global Alpha Equity	190,482,184	77,871,766
EAFE Pure	46,695,094	896,480
Long Term Global Growth Equity	24,866,354	—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

For the six months ended June 30, 2014, there were no in-kind purchases or sales.

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2014 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
International Equity	$1,930,414,305	$681,763,356	$(54,688,945)	$627,074,411
International Choice	356,792,567	46,541,419	(8,098,205)	38,443,214
EAFE	1,558,689,005	918,702,200	(67,153,188)	851,549,012
EAFE Choice	126,514,718	27,434,459	(1,323,547)	26,110,912
Emerging Markets	398,590,254	127,581,682	(9,130,385)	118,451,297
Global Alpha Equity	436,933,759	121,840,919	(4,564,111)	117,276,808
EAFE PURE	45,785,455	2,457,719	(906,641)	1,551,078
Long Term Global Growth Equity	24,866,354	1,110,290	(175,335)	934,955

Note D — Transactions in Shares of Beneficial Interest

	International Equity Fund
	Class 1 Shares For the Six Months Ended June 30, 2014		Class 2 Shares For the Six Months Ended June 30, 2014
	Shares	Amount	Shares	Amount
Shares sold	22,544	$255,949	11,613,043	$136,831,273
Purchase premium	—	3,361	—	61,072
Redemption fees	—	2,839	—	48,823
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(52,842)	(625,003)	(18,208,701)	(211,341,046)
Net decrease	(30,298)	$(362,854)	(6,595,658)	$(74,399,878)
	International Equity Fund
	Class 3 Shares For the Six Months Ended June 30, 2014		Class 4 Shares For the Six Months Ended June 30, 2014
	Shares	Amount	Shares	Amount
Shares sold	17,997,369	$211,296,010	4,642,038	$54,835,000
Purchase premium	—	165,804	—	58,599
Redemption fees	—	142,552	—	68,055
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(19,262,458)	(225,910,493)	(25,018,861)	(304,629,645)
Net increase	(1,265,089)	$(14,306,127)	(20,376,823)	$(249,667,991)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

	International Equity Fund
	Class 5 Shares For the Period Ended June 30, 2014*
	Shares	Amount
Shares sold	24,867,726	$304,629,645
Purchase premium	—	14,479
Redemption fees	—	6,985
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	24,867,726	$304,651,109

*  Commencement of investment operations.

	International Choice Fund
	Class 1 Shares For the Period April 10, 2014* through June 30, 2014		Class 2 Shares For the Six Month Ended June 30, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,365,731	$16,949,000	7,104,551	$83,102,298
Purchase premium	—	2,204		158,176
Redemption fees	—	—	—	927
Shares redeemed	—	—	(85,042)	(1,001,502)
Net increase (decrease)	1,365,731	$16,951,204	7,019,509	$82,259,899

*  Commencement of investments operations.

	International Choice Fund
	Class 3 Shares For the Six Month Ended June 30, 2014
	Shares	Amount
Shares sold	—	$—
Purchase premium	—	72,187
Redemption fees	—	576
Net increase	—	$72,763

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

	EAFE Fund
	Class 1 Shares For the Six Months Ended June 30, 2014		Class 2 Shares For the Six Months Ended June 30, 2014
	Shares	Amount	Shares	Amount
Shares sold	—	$22	2,428,460	$30,658,516
Purchase premium	—	—	—	6,955
Redemption fees	—	—	—	26,317
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,081,948)	(26,371,416)	(2,609,670)	(32,754,758)
Net decrease	(2,081,948)	$(26,371,394)	(181,210)	$(2,062,970)

	EAFE Fund
	Class 3 Shares For the Six Months Ended June 30, 2014		Class 4 Shares For the Six Months Ended June 30, 2014		Class 5 Shares For the Six Months Ended June 30, 2014
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	190,672	$2,346,938	—	$—	—	$—
Purchase premium		4,295		1,796		6,916
Redemption fees		16,466		6,904		26,590
Shares issued in reinvestment of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(570,868)	(7,011,519)	—	—	—	—
Net increase (decrease)	(380,196)	$(4,643,820)	—	$8,700	—	$33,506

	EAFE Choice Fund
	Class 1 Shares For the Six Month Ended June 30, 2014		Class 2 Shares For the Six Month Ended June 30, 2014
	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,137,130	$56,684,491
Purchase premium	—	23,464	—	146,600
Redemption fees	—	9,570	—	36,768
Shares redeemed	—	—	(1,695,948)	(23,269,175)
Net increase (decrease)	—	$33,034	2,441,182	$33,598,684

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

	Emerging Markets Fund
	Class II Shares For the Period Ended June 9, 2014*		Class III Shares For the Six Months Ended June 30, 2014
	Shares	Amount	Shares	Amount
Shares sold	559,872	$9,232,443	10,924,314	$186,487,717
Purchase premium	—	9,615	—	470,589
Redemption fees	—	643	—	59,170
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(3,648,913)	(59,760,469)	(981,162)	(16,328,088)
Net increase (decrease)	(3,089,041)	$(50,517,768)	9,943,152	$170,689,388

*  Emerging Markets Class 2 was redeemed on June 9, 2014

	Global Alpha Equity Fund
	Class 2 Shares For the Six Month Ended June 30, 2014		Class 3 Shares For the Six Month Ended June 30, 2014
	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,808,973	$139,720,000
Purchase premium	—	59,817	—	220,183
Redemption fees	—	10,719	—	37,351
Shares redeemed	—	—	(2,200,421)	(32,046,570)
Net increase (decrease)	—	$70,536	7,608,552	$107,930,964

	EAFE Pure Fund
	Class 2 Shares For the Period April 15, 2014* through June 30, 2014
	Shares	Amount
Shares sold	4,586,200	$45,862,000
Purchase premium	—	138,000
Redemption fees	—	—
Shares redeemed	—	—
Net increase (decrease)	4,586,200	$46,000,000

*  Commencement of investments operations.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

Long Term Global Growth Equity
Class 2 Shares For the Six Months Ended June 30, 2014
	Shares	Amount
Shares sold	2,500,000	$25,000,000
Purchase premium	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	2,500,000	$25,000,000

*  Commencement of investment operations.

Funds charged the following purchase premiums and redemption fees as of June 30, 2014:

Fund	Purchase Premium (Basis Point)	Redemption Fee (Basis Point)
International Equity	30	20
International Choice	30	20
EAFE	30	20
EAFE Choice	30	20
Emerging Markets	35	35
Global Alpha Equity	20	15
EAFE Pure	30	20
LT Global Growth	20	15

The purchase premiums and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager's discretion.

Note E — Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2014, Kentucky Teachers' Retirement System owned 35.08% of the EAFE Fund; Graphic Packaging Holdings Company owned 42.89% and Lexington-Fayette Urban County Government PFRF 34.72% of the EAFE Choice Fund; the Municipal Fire & Police Retirement System of Iowa owned 28.76% of the International Choice Fund; Nebraska State Investment Council owned 41.18% of the Emerging Markets Fund;

Dun and Bradstreet Corporation U.S. Defined Benefit Plan Group Trust owned 26.67% of the Global Alpha Equity Fund; US Army Non Appropriated Fund owned 100% of the EAFE Pure Fund and Longwood Foundation, Inc. owned 100% of the Long Term Global Growth Equity Fund. Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2014

is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. Management of the Funds has evaluated subsequent events and has determined there were no events that required recognition or disclosure in the Funds' financial statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2014

Management of The Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)	Number of Funds in Fund complex overseen by Trustee(4)
Disinterested Trustees
John G. Barrie, Jr. Age: 74	Trustee	Since 2000	Retired. Formerly: Assistant Treasurer, Dominion Resources, Inc. (electric and gas utility).	10
George W. Browning Age: 72	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment manager).	10
Bruce C. Long Age: 69	Trustee	Since 2009	Global Financial Consultant. Formerly: Executive Vice President and director of various entities, Guardian Life Insurance (financial services).	10
Robert E. Rigsby Age: 65	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Resources, Inc. (electric and gas utility)	10
Interested Trustee
Peter Hadden(5) Age: 55	Trustee, Chairman of the Board and President	Since 2009	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Ltd. (investment adviser).	10
Officers (other than Officers who are also Trustees)
Andrew Telfer Age: 46	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager)	N/A
Michael Stirling-Aird Age: 37	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Julie Wilson Age: 38	Vice President	Since 2012	Assistant Manager, Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment manager).	N/A
Nigel Cessford Age: 51	Treasurer	Since 2005	Manager, Overseas Institutional Clients Accounting Department	N/A
Angus N.G. Macdonald Age: 48	Secretary	Since 2000	Head of Group Legal for the Baillie Gifford Group (investment manager).	N/A
Graham Laybourn Age: 47	Chief Compliance Officer	Since 2005	Partner, Baillie Gifford & Co. (investment manager), Director of Compliance & Legal for the Baillie Gifford Group.	N/A
David Salter Age: 39	Vice President	Since 2014	Partner, Baillie Gifford & Co (Investment Manager)	N/A
Tim Campbell Age: 39	Vice President	Since 2014	Partner, Baillie Gifford & Co (Investment Manager)	N/A
Evan Delaney Age: 44	Chief Risk Officer	Since 2013	Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (Investment adviser).	N/A

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2014

(1)  The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2)  There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(3)  Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4)  The number of Funds in the Fund complex overseen by the Trustee includes the North American Equity Fund, the Emerging Markets Bond Fund and the EAFE Pure Fund, three series of the Trust which have not yet commenced operations.

(5)  Mr. Hadden is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Ltd.) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Funds' Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas

Limited at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Report Of Independent Trustees Regarding 2014 Contract Renewal

Semi-Annual Report June 30, 2014

Appendix A

BAILLIE GIFFORD FUNDS

The Independent Trustees (those trustees who are not "interested persons" as defined by the Investment Company Act of 1940) of the Board of Trustees of the Baillie Gifford Funds (the "Trust") met independently of Trust management and of the interested trustee of the Board of Trustees to consider the renewal of the investment advisory agreements (each an "Advisory Agreement" and collectively, the "Agreements") between the Trust, on behalf of the International Equity Fund, the International Choice Fund, the EAFE Fund, the EAFE Choice Fund, the EAFE Pure Fund, the Emerging Markets Fund, the Global Alpha Equity Fund and the North American Equity Fund, respectively, (each a "Fund" and collectively, the "Funds") and Baillie Gifford Overseas Limited (the "Manager") on June 6 and 19, 2014. As part of their review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, "Lipper") and independent legal counsel with respect to contract renewal.

In preparation for the review process, independent legal counsel, on behalf of the Independent Trustees, sent a formal request for information to the Manager. The Manager provided extensive information in response to the request. After reviewing the information received, the Independent Trustees requested supplemental information that was provided by the Manager. The Independent Trustees also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. Based upon their review of all the information provided, the Independent Trustees concluded that it was in the best interests of each of the International Equity Fund, the International Choice Fund, the EAFE Fund, the EAFE Choice Fund, the EAFE Pure Fund, the Emerging Markets Fund, the Global Alpha Equity Fund and the North American Equity Fund to renew its respective Advisory Agreement. In reaching this conclusion for each Fund, the Independent Trustees did not identify any single factor as determinative in their analysis, but rather the Independent Trustees considered a variety of factors, including those discussed below. The Independent Trustees did not allot a particular weight to any one factor or group of factors.

International Equity Fund, International Choice Fund, EAFE Fund, EAFE Choice Fund, Emerging Markets Fund and Global Alpha Equity Fund

The Independent Trustees considered the nature, extent and quality of the services provided by the Manager to the International Equity Fund, the International Choice Fund, the EAFE Fund, the EAFE Choice Fund, the Emerging Markets Fund and the Global Alpha Equity Fund. The Independent Trustees noted that, pursuant to each Fund's Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee and that, pursuant to a separate Shareholder Service Plan, the Manager receives a shareholder service fee. The Independent Trustees considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund's performance, management fee, shareholder service fee and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Independent Trustees considered not only the management fee, but also the combination of the Fund's management fee and shareholder service fee. The Independent Trustees also reviewed the Manager's financial statements. The Independent Trustees considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the shareholder service fee (which varies among the share classes) and the use of soft dollars to pay for research services for the Funds or other clients of the Manager. The Independent Trustees concluded that the nature, extent and quality of the services provided by the Manager to the Funds were satisfactory.

The Independent Trustees reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing advisory services to the Funds. The Independent Trustees considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

Based upon all the information considered and the conclusions reached, the Independent Trustees determined that the terms of each Advisory Agreement were reasonable and fair and that the continuation of each Advisory Agreement was in the best interests of each respective Fund. The Independent Trustees noted the following items specific to the referenced Funds.

Report Of Independent Trustees Regarding 2014 Contract Renewal

Semi-Annual Report June 30, 2014

International Equity Fund

The Independent Trustees reviewed total return information for the one-, three- and five-year periods ended March 31, 2014 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from 2009 through 2013. The Independent Trustees noted that the Fund's total return was below the average of the benchmark index and performance universe for the one-year period and above the average of the benchmark index and performance universe for the other periods reviewed. The Independent Trustees concluded that the Fund's relative performance was satisfactory.

The Independent Trustees reviewed the Fund's management fee (plus the average share class shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Independent Trustees also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Independent Trustees considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Independent Trustees considered that the management fee was on the low end of the spectrum of the expense group. On the basis of the information provided, the Independent Trustees concluded that the management fee was reasonable.

International Choice Fund

The Independent Trustees reviewed total return information for the one-year and since inception (September 24, 2012) periods ended March 31, 2014 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year return for 2013. The Independent Trustees noted that the Fund's total return was above the benchmark index and below the average of the performance universe for the one-year and since inception periods. The Independent Trustees concluded that the performance was satisfactory.

The Independent Trustees reviewed the Fund's management fee (plus the average share class shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Independent Trustees also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Independent Trustees considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Independent Trustees considered that the management fee was on the low end of the spectrum of the expense group. On the basis of the information provided, the Independent Trustees concluded that the management fee was reasonable.

EAFE Fund

The Independent Trustees reviewed total return information for the one-, three- and five-year periods ended March 31, 2014 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from 2009 through 2013. The Independent Trustees noted that the Fund's total return was above the average of the benchmark index and the performance universe for each period and concluded that the Fund's performance was satisfactory.

Report Of Independent Trustees Regarding 2014 Contract Renewal

Semi-Annual Report June 30, 2014

The Independent Trustees reviewed the Fund's management fee (plus the average share class shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Independent Trustees also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Independent Trustees considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Independent Trustees considered that the management fee was on the low end of the spectrum of the expense group. On the basis of the information provided, the Independent Trustees concluded that the management fee was reasonable.

EAFE Choice Fund

The Independent Trustees reviewed total return information for the one- and three-year and since inception (December 17, 2009) periods ended March 31, 2014 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from 2010 through 2013. The Independent Trustees noted that the Fund's total return was above the average of the performance universe for each period reviewed and above the benchmark index for the three year and since inception periods and below the benchmark index for the one-year period. The Independent Trustees concluded that the Fund's performance was satisfactory.

The Independent Trustees reviewed the Fund's management fee (plus the average share class shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Independent Trustees also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Independent Trustees considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Independent Trustees considered the Fund's asset size and that the management fee was on the low end of the spectrum in the expense group. On the basis of the information provided, the Independent Trustees concluded that the management fee was reasonable.

Emerging Markets Fund

The Independent Trustees reviewed total return information for the one-, three- and five-year periods ended March 31, 2014 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and to an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from 2004 through 2013. The Independent Trustees noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-year and since inception periods. The Independent Trustees concluded that performance was satisfactory.

The Independent Trustees reviewed the Fund's management fee (plus the average share class shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Independent Trustees also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management

Report Of Independent Trustees Regarding 2014 Contract Renewal

Semi-Annual Report June 30, 2014

fee plus shareholder service fees were within range of the separately managed account fee schedules. The Independent Trustees considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Independent Trustees considered that the management fee was on the low end of the spectrum in the expense group. On the basis of the information provided, the Independent Trustees concluded that the management fee was reasonable.

Global Alpha Equity Fund

The Independent Trustees reviewed total return information for the one-year and since inception (November 15, 2011) periods ended March 31, 2014 for the Fund compared to a benchmark index (MSCI ACWI Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns for 2012 and 2013. The Independent Trustees noted that the Fund's total return was above the benchmark index and the average of the performance universe for the periods reviewed. The Independent Trustee's concluded that the Fund's performance was satisfactory.

The Independent Trustees reviewed the Fund's management fee (plus the average share class shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of both the expense group and the expense universe. The Independent Trustees also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Independent Trustees considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Independent Trustees considered that the management fee rate was on the low end of the spectrum in the expense group. On the basis of the information provided, the Independent Trustees concluded that the management fee was reasonable.

EAFE Pure Fund and North American Equity Fund

EAFE Pure Fund

For the EAFE Pure Fund, in evaluating the materials provided by the Manager, the Independent Trustees noted that the Fund had recently commenced operations on April 15, 2014.

The Independent Trustees concluded that based on the satisfactory level of services provided by the Manager to the International Equity Fund, the International Choice Fund, the EAFE Fund, the EAFE Choice Fund, the Emerging Markets Fund and the Global Alpha Equity Fund, they would expect that the nature, extent and quality of the services to be provided by the Manager to the EAFE Pure Fund would be similarly satisfactory. In reaching this conclusion the Independent Trustees reviewed information regarding the Manager and its investment advisory business, background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust and the Manager's financial statements.

The Independent Trustees noted that there was no performance information available for the Fund, although the Independent Trustees did review the investment results of the composite performance of the Manager's separately managed accounts with the same investment strategy. The Independent Trustees also noted that since the Fund had recently commenced operations and thus generated minimal management fees for the Manager, that profitability information was not available. The Independent Trustees considered other benefits that would be derived by the Manager from its relationship to the Fund, including a shareholder service fee (which varies among classes) and the potential use of soft dollars to pay for research services for the Fund or other clients of the Manager.

The Independent Trustees reviewed the Fund's management fee (plus the average share class shareholder service fee) and total expense ratio and compared it to the average management fees and expense ratios of an expense group

Report Of Independent Trustees Regarding 2014 Contract Renewal

Semi-Annual Report June 30, 2014

and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the average share class shareholder service fee) was above the average management fee of the expense group and below the expense universe. The Independent Trustees also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Independent Trustees considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. On the basis of the information provided, the Independent Trustees concluded that the management fee was reasonable.

North American Equity Fund

For the North American Equity Fund, in evaluating the materials provided by the Manager, the Independent Trustees noted that the Fund had not yet commenced operations and had no shareholders.

The Independent Trustees concluded that based on the satisfactory level of services provided by the Manager to the International Equity Fund, the International Choice Fund, the EAFE Fund, the EAFE Choice Fund, the Emerging Markets Fund and the Global Alpha Equity Fund, they would expect that the nature, extent and quality of the services to be provided by the Manager to the North American Equity Fund would be similarly satisfactory when the Fund commences operations. In reaching this conclusion the Independent Trustees reviewed information regarding the Manager and its investment advisory business, background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust and the Manager's financial statements.

The Independent Trustees noted that there was no performance information available for the Fund, although the Independent Trustees did review the investment results of the composite performance of the Manager's separately managed accounts with the same investment strategy. The Independent Trustees also noted that since the Fund had not commenced operations and thus generated no management fees for the Manager, there were no profits to consider. The Independent Trustees considered other benefits that would be derived by the Manager from its relationship to the Fund upon the commencement of its operations, including a shareholder service fee (which varies among classes) and the potential use of soft dollars to pay for research services for the Fund or other clients of the Manager. With respect to economies of scale, the Independent Trustees considered that the Fund is not operational and thus economies of scale were not applicable.

The Independent Trustees reviewed the Fund's management fee (plus the average share class shareholder service fee) and estimated total expense ratio and compared it to the average management fees and expense ratios of an expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the average share class shareholder service fee) was above the average management fee of the expense group and below the expense universe. The Independent Trustees also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. On the basis of the information provided, the Independent Trustees concluded that the management fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Independent Trustees determined that the terms of each Advisory Agreement were reasonable and fair and that the continuation of each Advisory Agreement was in the best interests of each respective Fund.

Approval of the Advisory Agreement for the
Long Term Global Growth Equity Fund

Semi-Annual Report June 30, 2014

On March 20, 2014 the Board of Trustees (the "Board") of the Baillie Gifford Funds (the "Trust"), including those trustees who are not interested persons as defined by the Investment Company Act of 1940 (the "Independent Trustees"), approved the investment advisory agreement between the Trust on behalf of the Long Term Global Growth Equity Fund, a new series of the Trust (the "Fund") and Baillie Gifford Overseas Limited (the "Manager") (the "Advisory Agreement"). As part of the review process, the Independent Trustees, prior to the Board meeting, met independently of Trust management and of the interested trustee of the Board to consider the approval of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, "Lipper") and independent legal counsel with respect to the Advisory Agreement. After reviewing the information received, the Independent Trustees presented their findings and recommendations to the Board.

Based upon the findings and recommendations of the Independent Trustees, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below.

The Board considered the nature, extent and quality of services expected to be provided by the Manager to the Fund. The Board noted that, pursuant to the Advisory Agreement, the Manager will provide portfolio management services to the Fund and will receive a management fee and that, pursuant to a separate Shareholder Service Plan, the Manager will receive a shareholder service fee. The Board considered the background and qualifications of the personnel who would provide portfolio management for the Fund. The Board also considered the compliance regime created by the Manager and the quality of the services provided by the Manager to the existing funds of the Trust. The Board considered the proposed investment objective and policies for the Fund and reviewed composite performance information for the Manager with a similar strategy as proposed for the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Manager to the Fund were expected to be satisfactory.

The Board reviewed the Fund's proposed management fee (plus shareholder service fees which will vary by class) and the estimated total expense ratio and compared them to the average management fees and expense ratios of an expense group and an expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's proposed management fee (plus the shareholder service fee for Class 1) was below the average and median contractual management fee of the expense group and above the average and below the median of the actual management fees of the expense group. The Board considered that the management fee was the lowest of the funds in the expense group. The Board also considered that the Manager proposed to waive its fees and/or bear other expenses of the Fund through April 30, 2015 to the extent that the Fund's Total Annual Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.90% for Class 1 shares, 0.82% for Class 2 shares, 0.75% for Class 3 shares, 0.72% for Class 4 shares, and 0.67% for Class 5 Shares. On the basis of the information provided, the Board concluded that the proposed management fee was reasonable.

With respect to profitability, the Board considered that because the Fund was not operational that the Manager did not provide estimated profitability. The Board considered other benefits that would be derived by the Manager from its relationship to the Fund, including the shareholder service fee which will vary by class and the potential for the Fund to raise the profile of Baillie Gifford's equity capabilities in the United States and attract additional clients. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund would benefit from any economies of scale. The Board considered the relatively low level of the management fee compared to peer funds, that the Fund was not yet operational and had no assets, and determined to consider it when the Fund had attracted assets.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report on Form N-CSR:

The Emerging Markets Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Dragon Oil (Lon) China	DGO LN		52,900	04/22/2014	2,272,204	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

China Petroleum & Chemical Corp	386 HK		398,000 390,000	04/16/2014 06/10/2014	18,810,000	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Petrochina ‘H’	857 HK		134,000	04/22/2014	6,526,000	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Dongfeng Motor GP ‘H’	489 HK		156,000	06/10/2014	1,452,000	Sudan Accountability and Divestment Act of 2007; Comprehensive

Iran Sanctions, Accountability, and Divestment Act of 2010

The Global Alpha Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Atlas Copco ‘B’	ATCOB SS		17,305	04/25/2014	243,274	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

National Oilwell Varco	NOV US		4,893 5,597 4,251 4,477 9,181 4,477 2,839 4,477 4,477	02/18/2014 02/19/2014 02/20/2014 02/20/2014 02/24/2014 02/25/2014 02/26/2014 02/27/2014 02/28/2014	0	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Yamaha Motor	7272 JP		5,100 3,400 4,900 4,800 3,200 5,600 1,700 3,400 3,400	01/15/2014 01/16/2014 01/17/2014 01/17/2014 01/20/2014 01/21/2014 01/22/2014 01/23/2014 01/24/2014		Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment

1,700 2,600 2,600 3,000 3,100 1,000 3,500 1,200 2,700 1,000 2,500 5,800 5,700 5,300 4,900 3,400 2,100 8,500 10,200 7,400 11,200 6,100 2,600 2,900 3,700 2,600 2,700 2,200 11,800 13,100 20,600 7,600 9,200 7,900	01/28/2014 01/29/2014 01/30/2014 01/31/2014 02/03/2014 02/04/2014 02/04/2014 02/05/2014 02/06/2014 02/06/2014 02/06/2014 02/07/0214 02/10/2014 02/12/2014 02/13/2014 02/14/2014 02/17/2014 02/18/2014 02/19/2014 02/20/2014 02/21/2014 02/24/2014 02/25/2014 02/26/2014 02/27/2014 02/28/2014 03/03/2014 03/04/2014 03/05/2014 03/06/2014 03/07/2014 03/10/2014 03/11/2014 03/12/2014	0	Act of 2010

The International Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Lafarge	LG FP		22,890	01/28/2014	445,956	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

The EAFE Choice Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Legrand	LR FP		4,700	06/09/2014	30,778	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Total	FP FP		3,900	06/09/2014	34,028	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Atlas Copco ‘B’	ATCOB SS		12,800	06/09/2014	105,600	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Scania B	SCVB SS		75,953	06/09/2014	0	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

International Choice Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Scania ‘B’	SCVB SS		233,434	03/07/2014	0	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

The EAFE Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Volkswagen	VOW GY		268,980	06/19/2014	89,829	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Atlas Copco ‘A’	ATCOA SS		51,064 60,883 68,104 27,419 23,492 23,492	05/19/2014 05/20/2014 05/21/2014 05/22/2014 05/23/2014 05/26/2014		Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions,

13,963 84,073 40,174 49,190 30,324 24,865 15,825	05/27/2014 06/03/2014 06/09/2014 06/10/2014 06/11/2014 06/11/2014 06/13/2014	0	Accountability, and Divestment Act of 2010

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	September 5, 2014

By (Signature and Title)*	/s/ Nigel Cessford
Nigel Cessford, Treasurer
(principal financial officer)

Date	September 5, 2014

* Print the name and title of each signing officer under his or her signature.